UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Equity Series	September 30, 2017

T. Rowe Price Equity Income Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.2%		
CONSUMER DISCRETIONARY 7.0%		
Auto Components 0.7%		
Adient	62,220	5,226
		5,226
Automobiles 0.3%		
Ford Motor	185,900	2,225
		2,225
Hotels, Restaurants & Leisure 1.0%		
Las Vegas Sands	111,618	7,161
		7,161
Leisure Products 0.5%		
Mattel	217,600	3,369
		3,369
Media 3.7%		
Comcast, Class A	237,100	9,123
News Corp, Class A	436,800	5,792
Time Warner	3,366	345
Twenty-First Century Fox	370,800	9,563
Walt Disney	22,600	2,228
		27,051
Multiline Retail 0.8%		
Kohl's	114,400	5,223
Macy's	46,900	1,023
		6,246
Total Consumer Discretionary		51,278

CONSUMER STAPLES 6.8%		
Beverages 1.5%		
Diageo (GBP)	99,280	3,265
PepsiCo	66,400	7,399
		10,664
Food & Staples Retailing 1.0%		
Wal-Mart	93,000	7,267
		7,267
Food Products 2.6%		
Archer-Daniels-Midland	155,800	6,623
Hershey Foods	5,100	557
Kellogg	44,500	2,776
Tyson Foods, Class A	124,700	8,785
		18,741
Household Products 0.7%		
Kimberly-Clark	45,600	5,366
		5,366
Personal Products 0.4%		
Coty, Class A	182,470	3,016
		3,016
Tobacco 0.6%		
Philip Morris International	42,500	4,718
		4,718
Total Consumer Staples		49,772
ENERGY 9.7%		
Oil, Gas & Consumable Fuels 9.7%		
Apache	123,540	5,658
Canadian Natural Resources	86,200	2,887

Consumer Finance 0.4%		
American Express	28,200	2,551
		2,551
Insurance 6.5%		
American International Group	119,800	7,354
Brighthouse Financial (1)	54,201	3,295
Chubb	37,299	5,317
Loews	224,400	10,740
Marsh & McLennan	58,300	4,886
MetLife	207,700	10,790
Willis Towers Watson	18,250	2,815
XL Group	52,600	2,075
		47,272
Total Financials		190,691
HEALTH CARE 11.0%		
Biotechnology 1.1%		
Gilead Sciences	101,400	8,215
		8,215
Health Care Equipment & Supplies 1.9%		
Becton Dickinson & Company	28,400	5,565
Medtronic	104,000	8,088
		13,653
Health Care Providers & Services 1.6%		
Anthem	61,500	11,678
		11,678
Pharmaceuticals 6.4%		
Bristol-Myers Squibb	106,200	6,769
GlaxoSmithKline, ADR	56,100	2,278
GlaxoSmithKline (GBP)	240,492	4,807
Johnson & Johnson	108,200	14,067

Merck	108,100	6,922
Pfizer	321,614	11,482
		46,325
Total Health Care		79,871
INDUSTRIALS & BUSINESS SERVICES 11.0%		
Aerospace & Defense 3.4%		
Boeing	47,300	12,024
Harris	90,650	11,937
United Technologies	7,700	894
		24,855
Air Freight & Logistics 1.3%		
C.H. Robinson Worldwide	12,600	959
UPS, Class B	73,700	8,850
		9,809
Airlines 0.7%		
Delta Air Lines	50,400	2,430
Southwest Airlines	49,200	2,754
		5,184
Building Products 1.6%		
Johnson Controls International	285,106	11,487
		11,487
Electrical Equipment 1.0%		
Emerson Electric	112,200	7,051
		7,051
Industrial Conglomerates 1.0%		
General Electric	291,600	7,051
		7,051
Machinery 2.0%		
Flowserve	88,831	3,783

Illinois Tool Works	46,200	6,836
Pentair	66,200	4,499
		15,118
Total Industrials & Business Services		80,555
INFORMATION TECHNOLOGY 8.1%		
Communications Equipment 1.3%		
Cisco Systems	287,700	9,675
		9,675
Electronic Equipment, Instruments & Components 0.4%		
TE Connectivity	33,900	2,816
		2,816
Semiconductors & Semiconductor Equipment 3.4%		
Analog Devices	23,400	2,016
Applied Materials	135,700	7,069
Qualcomm	210,400	10,907
Texas Instruments	51,300	4,599
		24,591
Software 2.1%		
CA	39,000	1,301
Microsoft	191,500	14,265
		15,566
Technology Hardware, Storage & Peripherals 0.9%		
Apple	14,100	2,173
Hewlett-Packard	69,400	1,021
Western Digital	35,300	3,050
		6,244
Total Information Technology		58,892

MATERIALS 5.3%		
Chemicals 3.0%		
Akzo Nobel (EUR)	16,920	1,560
CF Industries	198,000	6,962
DowDuPont	194,269	13,449
		21,971
Construction Materials 0.7%		
Vulcan Materials	43,700	5,227
		5,227
Containers & Packaging 1.0%		
International Paper	126,453	7,185
		7,185
Metals & Mining 0.6%		
Nucor	71,100	3,984
		3,984
Total Materials		38,367
REAL ESTATE 2.1%		
Equity Real Estate Investment Trusts 2.1%		
Equity Residential, REIT	69,000	4,549
Rayonier, REIT	199,661	5,768
Weyerhaeuser, REIT	148,006	5,037
Total Real Estate		15,354
TELECOMMUNICATION SERVICES 2.9%		
Diversified Telecommunication Services 2.7%		
CenturyLink	129,607	2,449
Telefonica (EUR)	275,159	2,990
Verizon Communications	288,070	14,257
		19,696

UTILITIES 0.9%		
Electric Utilities 0.7%		
NextEra Energy, 6.123%, 8/2/19	100,507	5,496
		5,496
Multi-Utilities 0.2%		
DTE Energy, 6.5%, 10/1/19	23,048	1,250
		1,250
Total Utilities		6,746
Total Convertible Preferred Stocks (Cost $10,640)		11,745
CORPORATE BONDS 0.2%		
Western Digital, 10.50%, 4/1/24	1,200,000	1,410
Total Corporate Bonds (Cost $1,196)		1,410
SHORT-TERM INVESTMENTS 1.8%		
Money Market Funds 1.8%		
T. Rowe Price Government Reserve Fund, 1.07% (3)(4)	13,008,826	13,009
Total Short-Term Investments (Cost $13,009)		13,009
Total Investments in Securities		
99.8% of Net Assets (Cost $510,763)		$ 727,043

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Company
ADR American Depository Receipts
EUR Euro
GBP British Pound

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

T. Rowe Price New America Growth Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 93.2%		
CONSUMER DISCRETIONARY 16.8%		
Automobiles 0.5%		
Tesla (1)	2,816	961
		961
Hotels, Restaurants & Leisure 1.7%		
Marriott, Class A	13,667	1,507
Starbucks	9,315	500
Yum! Brands	21,300	1,568
		3,575
Household Durables 0.9%		
Gree Electric Appliances Inc of Zhuhai, A Shares (CNH)	330,289	1,885
		1,885
Internet & Direct Marketing Retail 8.7%		
Amazon.com (1)	12,573	12,087
Ctrip.com International, ADR (1)	18,600	981
Netflix (1)	9,200	1,669
Priceline (1)	1,931	3,535
		18,272
Media 3.2%		
Comcast, Class A	65,300	2,513
Liberty Global, Series C (1)	36,300	1,187
Liberty SiriusXM, Class C (1)	44,572	1,866
Sirius XM Holdings	229,600	1,267
		6,833
Specialty Retail 1.4%		
Lowe's	12,353	988
Ross Stores	31,100	2,008
		2,996

Textiles, Apparel & Luxury Goods 0.4%		
Coach	21,400	862
		862
Total Consumer Discretionary		35,384
CONSUMER STAPLES 1.0%		
Household Products 0.4%		
Colgate-Palmolive	11,400	830
		830
Tobacco 0.6%		
Philip Morris International	11,320	1,257
		1,257
Total Consumer Staples		2,087
FINANCIALS 7.3%		
Banks 2.1%		
Fifth Third Bancorp	47,300	1,324
JPMorgan Chase	31,600	3,018
		4,342
Capital Markets 2.5%		
CBOE Holdings	23,990	2,582
TD Ameritrade Holding	55,740	2,720
		5,302
Consumer Finance 1.1%		
SLM (1)	203,100	2,329
		2,329
Insurance 1.6%		
Marsh & McLennan	12,337	1,034

Willis Towers Watson	14,900	2,298
		3,332
Total Financials		15,305
HEALTH CARE 15.2%		
Biotechnology 3.9%		
Alnylam Pharmaceuticals (1)	4,100	482
Biogen (1)	6,483	2,030
Gilead Sciences	8,300	672
Grifols, ADR	65,900	1,443
Incyte (1)	4,500	525
Vertex Pharmaceuticals (1)	19,874	3,022
		8,174
Health Care Equipment & Supplies 4.4%		
Align Technology (1)	4,500	838
Becton, Dickinson & Company	21,581	4,229
Cooper Companies	6,695	1,588
Intuitive Surgical (1)	2,407	2,517
		9,172
Health Care Providers & Services 6.3%		
Aetna	12,800	2,035
Centene (1)	13,900	1,345
HCA Healthcare (1)	80,300	6,391
UnitedHealth Group	17,500	3,428
		13,199
Pharmaceuticals 0.6%		
Zoetis	20,900	1,332
		1,332
Total Health Care		31,877

INDUSTRIALS & BUSINESS SERVICES 8.3%

Aerospace & Defense 2.0%		
Boeing	16,900	4,296
		4,296
Airlines 0.5%		
United Continental (1)	17,022	1,036
		1,036
Building Products 0.9%		
Fortune Brands Home & Security	27,228	1,831
		1,831
Electrical Equipment 0.6%		
Sensata Technologies Holding (1)	28,700	1,380
		1,380
Industrial Conglomerates 1.9%		
Honeywell International	9,720	1,378
Roper Technologies	10,660	2,594
		3,972
Machinery 0.4%		
Wabtec	11,886	900
		900
Professional Services 0.9%		
Equifax	17,086	1,811
		1,811
Road & Rail 0.5%		
Kansas City Southern	9,060	985
		985

Trading Companies & Distributors 0.6%		
HD Supply Holdings (1)	33,600	1,212
		1,212
Total Industrials & Business Services		17,423
INFORMATION TECHNOLOGY 37.8%		
Electronic Equipment, Instruments & Components 0.5%		
Hexagon, B Shares (SEK)	22,439	1,113
		1,113
Internet Software & Services 6.7%		
Alibaba Group Holding, ADR (1)	14,839	2,563
Alphabet, Class C (1)	6,792	6,514
Facebook, A Shares (1)	22,929	3,918
Tencent Holdings (HKD)	26,200	1,145
		14,140
IT Services 11.1%		
Black Knight Financial Services, Class A (1)	29,964	1,290
Booz Allen Hamilton	39,100	1,462
EPAM Systems (1)	11,162	982
Fidelity National Information	17,100	1,597
Fiserv (1)	11,800	1,522
FleetCor Technologies (1)	16,500	2,554
MasterCard, Class A	34,293	4,842
PayPal Holdings (1)	68,100	4,360
Visa, Class A	45,300	4,767
		23,376
Semiconductors & Semiconductor Equipment 0.6%		
Texas Instruments	11,700	1,049
Xilinx	1,723	122
		1,171

REAL ESTATE 3.2%		
Equity Real Estate Investment Trusts 3.2%		
American Tower, REIT	15,768	2,155
Crown Castle International, REIT	39,058	3,905
MGM Growth Properties, Class A, REIT	21,800	659
Total Real Estate		6,719
TELECOMMUNICATION SERVICES 0.8%		
Diversified Telecommunication Services 0.3%		
Verizon Communications	12,500	619
		619
Wireless Telecommunication Services 0.5%		
T-Mobile US (1)	16,550	1,020
		1,020
Total Telecommunication Services		1,639
UTILITIES 0.6%		
Electric Utilities 0.6%		
NextEra Energy	8,118	1,190
Total Utilities		1,190
Total Common Stocks (Cost $136,404)		195,685
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Direct Marketing Retail 0.2%		
Flipkart, Series G, Acquisition Date: 12/17/14, Cost: $227 (1)(2)(3)	1,894	227
Flipkart, Series H, Acquisition Date: 4/17/15, Cost: $104 (1)(2)(3)	730	104

Total Consumer Discretionary		331
Total Preferred Stocks (Cost $331)		331
CONVERTIBLE PREFERRED STOCKS 0.1%		
INFORMATION TECHNOLOGY 0.1%		
Internet Software & Services 0.1%		
Dropbox, Series C, Acquisition Date: 1/30/14, Cost: $277 (1)(2)(3)	14,509	136
Total Information Technology		136
Total Convertible Preferred Stocks (Cost $277)		136
SHORT-TERM INVESTMENTS 6.7%		
Money Market Funds 6.7%		
T. Rowe Price Government Reserve Fund, 1.07% (4)(5)	14,131,068	14,131
Total Short-Term Investments (Cost $14,131)		14,131
Total Investments in Securities		
100.2% of Net Assets (Cost $151,143)		**$ 210,283**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy. See Note 2.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $467 and represents 0.2% of net assets.
(4) Seven-day yield
(5) Affiliated Company
ADR American Depository Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2017, totaled $62,000 for the period ended September 30, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, there were no securities on loan.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

T. Rowe Price Personal Strategy Balanced Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 53.3%		
CONSUMER DISCRETIONARY 6.5%		
Auto Components 0.5%		
Aisin Seiki (JPY)	1,500	79
Autoliv, GDR (SEK)	1,105	137
Delphi Automotive	967	95
Gentherm (1)	1,578	59
GKN (GBP)	23,118	107
Koito Manufacturing (JPY)	900	56
Magna International	6,364	340
Sumitomo Rubber Industries (JPY)	3,800	70
		943
Automobiles 0.6%		
BMW (EUR)	1,040	105
Ferrari	956	106
General Motors	700	28
Honda Motor (JPY)	7,300	216
Suzuki Motor (JPY)	2,900	152
Tesla (1)	633	216
Toyota Motor (JPY)	3,600	215
		1,038
Distributors 0.0%		
Core-Mark Holding	1,252	40
		40
Diversified Consumer Services 0.1%		
American Public Education (1)	551	12
Chegg (1)	4,112	61
		73
Hotels, Restaurants & Leisure 1.0%		
Bojangles (1)	794	11
Compass Group (GBP)	8,198	174
Denny's (1)	3,980	49

Fiesta Restaurant (1)	1,199	23
Hilton Grand Vacations (1)	440	17
Hilton Worldwide Holdings	1,488	103
Jack in the Box	430	44
Las Vegas Sands	61	4
Marriott, Class A	2,514	277
McDonald's	860	135
MGM Resorts International	1,564	51
Norwegian Cruise Line Holdings (1)	3,327	180
Red Robin Gourmet Burgers (1)	701	47
Royal Caribbean Cruises	1,255	149
Sonic	2,807	71
Starbucks	776	42
Wingstop	1,470	49
Yum! Brands	3,350	246
		1,672
Household Durables 0.4%		
Lennar, Class A	2,040	108
Panasonic (JPY)	13,600	197
Persimmon (GBP)	5,686	197
Sony (JPY)	2,000	75
Tempur Sealy International (1)	1,373	88
Tri Pointe (1)	3,383	47
		712
Internet & Direct Marketing Retail 2.3%		
Amazon.com (1)	2,431	2,337
Ctrip.com International, ADR (1)	3,019	159
Liberty TripAdvisor Holdings, Class A (1)	2,120	26
Netflix (1)	1,734	314
Priceline (1)	671	1,229
		4,065

Leisure Products 0.0%		
Nautilus Group (1)	460	8
		8
Media 0.6%		
Cable One	84	61
Charter Communications, Class A (1)	8	3
Comcast, Class A	6,460	249
CyberAgent (JPY)	2,700	79
Eutelsat Communications (EUR)	3,181	94
Liberty Global, Class A (1)	2,464	83
Stroeer SE & Co KGaA (EUR)	1,256	82
Twenty-First Century Fox	9,600	248
WPP (GBP)	10,156	188
		1,087
Multiline Retail 0.1%		
Dollar General	1,151	93
Lojas Renner (BRL)	7,087	81
Ollies Bargain Outlet Holdings (1)	820	38
Tuesday Morning (1)	3,600	11
		223
Specialty Retail 0.6%		
Burlington Stores (1)	510	49
Fdo Holdings, Class A (1)	106	4
Five Below (1)	490	27
Home Depot	1,921	314
Kingfisher (GBP)	49,268	197
L Brands	1,600	67
Lowe's	396	32
Michaels (1)	2,020	43
Monro	960	54
O'Reilly Automotive (1)	109	23

RH (1)	289	20
Ross Stores	2,851	184
Tile Shop Holdings	1,940	25
Zumiez (1)	1,190	22
		1,061
Textiles, Apparel & Luxury Goods 0.3%		
Burberry (GBP)	6,842	161
Coach	163	7
Kering (EUR)	409	163
Moncler (EUR)	4,632	134
Samsonite International (HKD)	26,400	113
		578
Total Consumer Discretionary		11,500
CONSUMER STAPLES 3.3%		
Beverages 0.3%		
Boston Beer, Class A (1)	230	36
Constellation Brands, Class A	283	56
Diageo (GBP)	6,592	217
Kirin Holdings (JPY)	6,800	160
Monster Beverage (1)	320	18
		487
Food & Staples Retailing 0.5%		
Costco Wholesale	40	7
CVS Health	1,530	124
Performance Food (1)	1,120	32
Seven & i Holdings (JPY)	4,500	174
Wal-Mart	5,521	431
Walgreens Boots Alliance	550	42
		810

Food Products 1.4%		
Bunge Limited	659	46
Cal-Maine Foods (1)	1,732	71
Danone (EUR)	1,450	114
Kraft Heinz	60	5
Nestle (CHF)	7,786	654
Pinnacle Foods	1,320	75
Post Holdings (1)	650	57
Simply Good Foods (1)	1,972	23
Simply Good Foods Warrants, 7/22 (1)	412	1
Snyders-Lance	960	37
TreeHouse Foods (1)	600	41
Tyson Foods, Class A	17,404	1,226
Wilmar International (SGD)	51,300	120
		2,470
Household Products 0.0%		
Procter & Gamble	900	82
		82
Personal Products 0.5%		
Edgewell Personal Care (1)	610	44
L'Oreal (EUR)	1,032	219
Pola Orbis Holdings (JPY)	2,600	79
Unilever (GBP)	8,787	508
		850
Tobacco 0.6%		
British American Tobacco (GBP)	2,743	172
Philip Morris International	8,583	953
		1,125
Total Consumer Staples		5,824

ENERGY 1.9%

Energy Equipment & Services 0.1%

Diamond Offshore Drilling (1)	1,240	18
Dril-Quip (1)	410	18
Forum Energy Technologies (1)	720	11
Frank's International	1,760	14
NCS Multistage Holdings (1)	170	4
SEACOR Holdings (1)	547	25
WorleyParsons (AUD) (1)	8,498	91
		181

Oil, Gas & Consumable Fuels 1.8%

Advantage Oil & Gas (CAD) (1)	2,178	14
Andeavor	1,626	168
BP, ADR	700	27
Canadian Natural Resources	3,400	114
Centennial Resource Development, Acquisition Date: 12/28/16 – 6/8/17, Cost: $2 (1)(2)	160	3
Centennial Resource Development, Class A (1)	1,113	20
Chevron	1,239	146
Crew Energy (CAD) (1)	424	1
Devon Energy	1,400	51
Diamondback Energy (1)	360	35
Enbridge	238	10
Encana	6,300	74
EOG Resources	4,619	447
ExxonMobil	1,960	161
HollyFrontier	1,000	36
Jagged Peak Energy (1)	1,310	18
Kosmos Energy (1)	786	6
Marathon Petroleum	2,660	149
Matador Resources (1)	1,120	30
Noble Energy	1,989	56

Occidental Petroleum	2,866	184
Parsley Energy, Class A (1)	560	15
Royal Dutch Shell, B Shares, ADR	3,389	212
Statoil (NOK)	5,110	103
Total (EUR)	6,886	370
Total, ADR	6,344	339
Total, Rights, 10/23/17 (EUR) (1)	7,244	—
TransCanada	8,953	443
Venture Global, Series C, Acquisition Date: 5/25/17 Cost: $7 (1)(2)(3)	2	7
		3,239
Total Energy		3,420

FINANCIALS 10.4%

Banks 5.0%

ABN Amro, GDR (EUR)	2,945	88
Atlantic Capital Bancshares (1)	1,101	20
Australia & New Zealand Banking (AUD)	10,966	255
Bank of NT Butterfield & Son	760	28
BankUnited	2,230	79
Barclays, ADR	4,004	41
Blue Hills Bancorp	854	16
BNP Paribas (EUR)	4,272	345
Bridge Bancorp	980	33
Citigroup	10,299	749
Citizens Financial	250	9
Commerzbank (EUR) (1)	4,482	61
Danske Bank, A Shares (DKK)	4,139	166
DBS Group (SGD)	13,175	203
DNB (NOK)	15,898	321
East West Bancorp	260	16
Erste Group Bank (EUR)	2,674	116
FB Financial (1)	970	37

Fifth Third Bancorp	6,630	186
First Hawaiian	954	29
First Republic Bank	1,203	126
Guaranty Bancorp	820	23
Heritage Commerce	1,488	21
Heritage Financial	740	22
Home Bancshares	1,560	39
Hope Bancorp	1,380	24
ING Groep (EUR)	17,928	330
Intesa Sanpaolo (EUR)	54,935	195
Investors Bancorp	2,330	32
JPMorgan Chase	17,861	1,706
KeyCorp	13,391	252
Live Oak Bancshares	1,024	24
Lloyds Banking Group (GBP)	225,789	205
National Bank of Canada (CAD)	4,500	217
National Commerce (1)	109	5
Nordea Bank (SEK)	23,248	316
Pacific Continental	558	15
Pacific Premier Bancorp (1)	730	28
Park Sterling	1,954	24
Pinnacle Financial Partners	738	49
PNC Financial Services Group	2,673	360
Popular	840	30
Prosperity Bancshares	700	46
Seacoast Banking (1)	1,909	46
Simmons First National, Class A	500	29
Standard Chartered (GBP) (1)	10,410	104
Sumitomo Mitsui Trust Holdings (JPY) (4)	4,435	160
Svenska Handelsbanken, A Shares (SEK)	17,140	259
Texas Capital Bancshares (1)	480	41
Towne Bank/Portsmouth VA	1,130	38
TriState Capital Holdings (1)	710	16

U.S. Bancorp	3,900	209
United Overseas Bank (SGD)	6,400	111
Univest	390	12
Webster Financial	807	42
Wells Fargo	13,583	749
Western Alliance Bancorp (1)	1,450	77
		8,780
Capital Markets 2.3%		
Ameriprise Financial	440	65
Bank of New York Mellon	7,947	421
CBOE Holdings	756	81
Charles Schwab	3,201	140
Close Brothers Group (GBP)	1,174	23
CME Group	15	2
GAM Holding (CHF)	5,538	86
Intercontinental Exchange	8,531	586
Macquarie Group (AUD)	2,096	150
Morgan Stanley	26,167	1,261
S&P Global	495	78
State Street	7,188	687
TD Ameritrade Holding	8,830	431
		4,011
Consumer Finance 0.2%		
American Express	70	6
Credit Saison (JPY)	4,800	100
DLP Payments Holdings, Non-Voting Shares, Acquisition Date: 7/10/17, Cost: $10 (1)(2)(3)	11	10
Encore Capital (1)	1,010	45
PRA Group (1)	960	27
Santander Consumer USA Holdings (1)	2,100	32
SLM Corporation (1)	5,754	66

Synchrony Financial	3,270	102
		388
Diversified Financial Services 0.2%		
Challenger (AUD)	16,821	165
Element Fleet Management (CAD)	11,800	88
Mitsubishi UFJ Lease & Finance (JPY)	16,100	85
		338
Insurance 2.6%		
AIA Group (HKD)	23,000	170
American International Group	3,683	226
Assured Guaranty	1,214	46
Aviva (GBP)	26,622	184
AXA (EUR)	13,117	397
Chubb	3,210	458
Direct Line Issuance (GBP)	33,844	165
Enstar (1)	130	29
Hanover Insurance Group	530	51
Infinity Property & Casualty	469	44
Marsh & McLennan	4,280	359
MetLife	3,731	194
Munich Re (EUR)	1,173	251
Ping An Insurance, H Shares (HKD)	13,500	104
Progressive	770	37
Prudential (GBP)	11,721	280
RSA Insurance Group (GBP)	18,711	156
Safety Insurance Group	316	24
Selective Insurance	1,390	75
State Auto Financial	800	21
Storebrand (NOK)	19,145	163
Sun Life Financial (CAD)	4,400	175
Tokio Marine Holdings (JPY)	5,900	231
Willis Towers Watson	1,469	227

XL Group	6,222	245
Zurich Insurance Group (CHF)	608	186
		4,498
Mortgage Real Estate Investment Trusts 0.0%		
Hannon Armstrong Sustainable Infrastructure, REIT	820	20
		20
Thrifts & Mortgage Finance 0.1%		
Beneficial Bancorp	1,933	32
Capitol Federal Financial	2,002	29
Clifton Bancorp	600	10
Essent (1)	400	16
Meridian Bancorp	1,533	29
PennyMac Financial Services, Class A (1)	450	8
Radian	2,030	38
WSFS Financial	400	20
		182
Total Financials		18,217
HEALTH CARE 8.7%		
Biotechnology 1.5%		
ACADIA Pharmaceuticals (1)	320	12
Acceleron Pharma (1)	470	18
Advanced Accelerator Applications, ADR (1)	235	16
Alexion Pharmaceuticals (1)	3,132	439
Alkermes (1)	580	30
Aquinox Pharmaceuticals (1)	253	4
Axovant Sciences (1)	361	2
Biogen (1)	1,489	466
Blueprint Medicines (1)	319	22
Celgene (1)	2,201	321
CSL (AUD)	768	81

Exelixis (1)	1,010	24
Gilead Sciences	3,085	250
Insmed (1)	1,488	46
Ironwood Pharmaceuticals (1)	2,360	37
Prothena (1)	992	64
Radius Health (1)	1,470	57
Regeneron Pharmaceuticals (1)	12	5
Sage Therapeutics (1)	522	33
Seattle Genetics (1)	360	20
Shire, ADR	853	131
Spark Therapeutics (1)	555	50
TESARO (1)	352	45
Ultragenyx Pharmaceutical (1)	30	2
Vertex Pharmaceuticals (1)	2,975	452
Xencor (1)	695	16
		2,643
Health Care Equipment & Supplies 2.4%		
Abbott Laboratories	4,422	236
Becton Dickinson & Company	3,640	713
Danaher	7,604	652
Elekta, B Shares (SEK)	5,618	58
GN Store Nord (DKK)	5,184	178
Halyard Health (1)	670	30
Hologic (1)	4,600	169
Intuitive Surgical (1)	435	455
K2M Group Holdings (1)	2,976	63
Koninklijke Philips (EUR)	7,790	321
Medtronic	5,950	463
Penumbra (1)	77	7
Sonova (CHF)	279	47
STERIS	620	55
Stryker	4,372	621

Wright Medical (1)	1,795	47
		4,115
Health Care Providers & Services 2.0%		
Acadia Healthcare (1)	790	38
Aetna	5,473	870
Anthem	1,807	343
Centene (1)	670	65
Cigna	1,676	313
Cross Country Healthcare (1)	1,000	14
Fresenius (EUR)	4,088	331
HCA Healthcare (1)	3,430	273
Humana	943	230
LifePoint Health (1)	430	25
Miraca Holdings (JPY)	1,900	88
Molina Healthcare (1)	870	60
U.S. Physical Therapy	465	28
UnitedHealth Group	4,064	796
WellCare Health Plans (1)	238	41
		3,515
Health Care Technology 0.0%		
HMS Holdings (1)	2,730	54
		54
Life Sciences Tools & Services 0.5%		
Agilent Technologies	4,011	258
Bruker	1,287	38
Illumina (1)	67	13
Thermo Fisher Scientific	2,642	500
		809
Pharmaceuticals 2.3%		
Allergan	777	159
Astellas Pharma (JPY)	19,200	244

Bayer (EUR)	3,987	545
Catalent (1)	1,162	46
Dermira (1)	320	9
GlaxoSmithKline, ADR	5,600	227
Johnson & Johnson	1,603	209
Merck	11,112	712
MyoKardia (1)	50	2
Novartis (CHF)	5,566	478
Novo Nordisk, B Shares (DKK)	2,297	111
Pacira Pharmaceuticals (1)	780	29
Perrigo	1,595	135
Pfizer	12,133	433
Roche Holding (CHF)	1,497	383
Sanofi (EUR)	3,005	299
Therapeutics MD (1)	3,612	19
WaVe Life Sciences (1)	516	11
Zoetis	663	42
		4,093
Total Health Care		15,229

INDUSTRIALS & BUSINESS SERVICES 5.5%

Aerospace & Defense 1.3%

Aerojet Rocketdyne Holdings (1)	798	28
Boeing	4,632	1,178
BWX Technologies	1,330	75
Harris	1,804	238
Meggitt (GBP)	28,071	196
Moog, Class A (1)	530	44
Northrop Grumman	230	66
Raytheon	24	5
Rockwell Collins	1,011	132
Teledyne Technologies (1)	680	108
Textron	60	3

Triumph Group	680	20
United Technologies	1,061	123
		2,216
Air Freight & Logistics 0.1%		
FedEx	57	13
UPS, Class B	979	117
		130
Airlines 0.6%		
Alaska Air Group	2,569	196
American Airlines	13,550	643
Delta Air Lines	3,714	179
United Continental (1)	523	32
		1,050
Building Products 0.4%		
AAON	640	22
Fortune Brands Home & Security	1,950	131
Gibraltar Industries (1)	1,254	39
Johnson Controls International	9,875	398
Lennox International	271	48
PGT Innovations (1)	1,914	29
Quanex Building Products	1,332	31
		698
Commercial Services & Supplies 0.2%		
Brinks Company	750	63
Cintas	220	32
Deluxe	170	12
Healthcare Services	320	17
MSA Safety	430	34
Multi-Color	119	10
Ritchie Bros. Auctioneers	910	29
Stericycle (1)	1,594	114

Team (1)	730	10
Waste Connections	1,002	70
		391
Construction & Engineering 0.0%		
Valmont Industries	331	52
		52
Electrical Equipment 0.4%		
ABB (CHF)	9,180	227
AZZ	870	42
Legrand (EUR)	2,305	166
Mitsubishi Electric (JPY)	22,300	349
Thermon Group Holdings (1)	1,250	23
		807
Industrial Conglomerates 1.0%		
CK Hutchison Holdings (HKD)	17,284	221
DCC (GBP)	1,656	161
GE	4,500	109
Honeywell International	3,532	501
Roper Technologies	1,454	354
Sembcorp Industries (SGD)	11,509	25
Siemens (EUR)	2,949	416
		1,787
Machinery 0.8%		
Alamo	280	30
Barnes Group	910	64
Chart Industries (1)	1,331	52
ESCO Technologies	1,120	67
Fortive	2,930	207
Graco	300	37
John Bean Technologies	1,077	109
Luxfer Holdings, ADR	1,150	14

Mueller Water Products, Class A	2,780	36
Pentair	774	53
RBC Bearings (1)	360	45
Rev	768	22
SMC (JPY)	300	106
Stanley Black & Decker	1,620	245
Sun Hydraulics	190	10
THK (JPY)	5,700	195
Toro	739	46
Welbilt (1)	1,480	34
		1,372
Marine 0.1%		
Maersk, Series B (DKK)	39	75
Matson	1,250	35
		110
Professional Services 0.1%		
Equifax	469	50
Exponent	410	30
IHS Markit (1)	940	41
Recruit Holdings (JPY)	5,400	117
		238
Road & Rail 0.2%		
Canadian Pacific Railway	296	49
Central Japan Railway (JPY)	900	158
CSX	130	7
Knight-Swift Transportation Holdings (1)	435	18
Landstar System	340	34
Saia (1)	464	29
Schneider National, Class B	941	24
Union Pacific	15	2
		321

Trading Companies & Distributors 0.3%

GMS (1)	410	15
Mitsubishi (JPY)	5,700	133
Rush Enterprises, Class A (1)	740	34
SiteOne Landscape Supply (1)	910	53
Sumitomo (JPY)	16,200	233
		468
Total Industrials & Business Services		9,640

INFORMATION TECHNOLOGY 10.9%

Communications Equipment 0.2%

Ciena (1)	1,160	25
Cisco Systems	6,370	214
LM Ericsson, Class B (SEK)	10,670	62
		301

Electronic Equipment, Instruments & Components 0.3%

CTS	830	20
Hamamatsu Photonics (JPY)	2,000	60
Keysight Technologies (1)	2,496	104
National Instruments	1,574	66
Novanta (1)	1,855	81
Omron (JPY)	2,700	138
TE Connectivity	500	42
		511

Internet Software & Services 3.6%

2U (1)	181	10
Alibaba Group Holding, ADR (1)	7,717	1,333
Alphabet, Class A (1)	592	576
Alphabet, Class C (1)	1,331	1,277
Baidu, ADR (1)	520	129

Cloudera, Lock-Up Shares, Acquisition Date: 2/5/14 Cost: $4 (1)(2)	292	5
Coupa Software (1)	680	21
Etsy (1)	580	10
Facebook, Class A (1)	9,789	1,673
Five9 (1)	2,320	55
GrubHub (1)	867	46
Kakaku.com (JPY) (4)	3,500	45
NAVER (KRW)	76	50
Quotient Technology (1)	1,199	19
SVMK (f/k/a/ SurveyMonkey), Acquisition Date: 11/25/14 Cost: $4 (1)(2)(3)	226	2
Tencent Holdings (HKD)	18,600	813
Tucows, Class A (1)	245	14
Twilio, Class A (1)	570	17
Wix.com (1)	360	26
Yahoo! Japan (JPY) (4)	22,600	107
YY, ADR (1)	1,350	117
Zillow, Class A (1)	60	2
Zillow, Class C (1)	120	5
		6,352
IT Services 1.8%		
Booz Allen Hamilton	1,550	58
Cardtronics (1)	1,030	24
CSRA	1,580	51
Fidelity National Information	1,832	171
Fiserv (1)	2,229	288
FleetCor Technologies (1)	313	48
Global Payments	1,530	145
Infosys, ADR	8,100	118
MasterCard, Class A	5,777	816
PayPal Holdings (1)	6,031	386
Vantiv, Class A (1)	420	30

Visa, Class A	9,333	982
		3,117
Semiconductors & Semiconductor Equipment 1.4%		
Analog Devices	570	49
Applied Materials	1,911	100
ASML Holding (EUR)	908	155
ASML Holding - New York	40	7
Broadcom	3,158	766
Cavium (1)	550	36
Inphi (1)	380	15
KLA-Tencor	263	28
Lam Research	169	31
Lattice Semiconductor (1)	2,617	14
MA-COM Technology Solutions Holdings (1)	410	18
Microchip Technology	1,372	123
Microsemi (1)	957	49
MKS Instruments	180	17
PDF Solutions (1)	1,279	20
Qualcomm	5,732	297
Rambus (1)	2,270	30
Renesas Electronics (JPY) (1)	6,800	74
Semtech (1)	670	25
Taiwan Semiconductor Manufacturing (TWD)	43,219	310
Tokyo Electron (JPY)	1,400	216
Xilinx	1,240	88
		2,468
Software 3.1%		
Activision Blizzard	720	46
Computer Modelling (CAD)	962	7
Cyber-Ark Software (1)	810	33
Descartes Systems (1)	2,290	63
Electronic Arts (1)	2,160	255

Ellie Mae (1)	485	40
Guidewire Software (1)	1,140	89
Intuit	1,851	263
Microsoft	33,014	2,459
MuleSoft, Class A (1)	650	13
Paylocity Holding (1)	100	5
Proofpoint (1)	1,010	88
Red Hat (1)	2,000	222
RingCentral, Class A (1)	617	26
Salesforce.com (1)	5,407	505
ServiceNow (1)	3,675	432
SS&C Technologies Holdings	2,880	116
Symantec	10,133	332
Synopsys (1)	2,405	194
Tableau Software, Class A (1)	666	50
Workday (1)	1,380	145
Zendesk (1)	380	11
Zynga, Class A (1)	8,470	32
		5,426
Technology Hardware, Storage & Peripherals 0.5%		
Apple	3,988	615
Hewlett Packard Enterprise	2,440	36
Samsung Electronics (KRW)	108	243
Western Digital	989	85
		979
Total Information Technology		19,154
MATERIALS 1.8%		
Chemicals 0.8%		
Air Liquide (EUR)	1,064	142
Asahi Kasei (JPY)	15,000	185
BASF (EUR)	1,551	165

CF Industries	4,200	148
Covestro (EUR)	966	83
DowDuPont	4,657	322
Eastman Chemical	710	64
Johnson Matthey (GBP)	1,110	51
Minerals Technologies	520	37
Orion Engineered Carbons	1	—
PolyOne	630	25
Sherwin-Williams	247	89
Tosoh (JPY)	2,000	45
Umicore (EUR)	1,500	124
		1,480
Construction Materials 0.0%		
Martin Marietta Materials	60	13
Vulcan Materials	295	35
		48
Containers & Packaging 0.5%		
Amcor (AUD)	11,654	139
Ball	7,904	326
International Paper	6,027	343
		808
Metals & Mining 0.4%		
Antofagasta (GBP)	6,698	85
BHP Billiton (GBP)	6,571	116
BHP Billiton Limited (AUD)	2,080	42
Commercial Metals	940	18
Compass Minerals	190	12
Franco-Nevada (CAD)	220	17
Haynes International	850	31
Independence (AUD)	33,322	91
Northern Star Resources (AUD)	2,598	10
Osisko Gold Royalties (CAD) (4)	1,670	22

Rio Tinto (AUD)	1,332	70
South32 (AUD)	47,627	123
Tahoe Resources (CAD)	800	4
		641
Paper & Forest Products 0.1%		
Clearwater Paper (1)	230	11
Louisiana Pacific (1)	920	25
Stora Enso, Class R (EUR)	9,576	136
West Fraser Timber (CAD)	260	15
		187
Total Materials		3,164
REAL ESTATE 1.2%		
Equity Real Estate Investment Trusts 1.1%		
Acadia Realty Trust, REIT	640	18
Alexander & Baldwin	880	41
American Campus Communities, REIT	820	36
American Tower, REIT	3,439	470
CatchMark Timber Trust, Class A, REIT	1,030	13
Chesapeake Lodging Trust, REIT	700	19
Corporate Office Properties Trust, REIT	790	26
Crown Castle International, REIT	2,360	236
EastGroup Properties, REIT	670	59
Education Realty Trust, REIT	370	13
Equinix, REIT	212	95
Equity Commonwealth, REIT (1)	1,280	39
Great Portland Estates (GBP)	8,063	66
Outfront Media, REIT	450	11
Paramount, REIT	1,670	27
PS Business Parks, REIT	623	83
Regency Centers, REIT	403	25
Retail Opportunity Investments, REIT	1,820	35

SBA Communications, REIT (1)	80	11
Scentre (AUD)	38,637	119
Unibail-Rodamco (EUR)	622	151
Urban Edge Properties, REIT	860	21
VEREIT, REIT	8,201	68
Weyerhaeuser, REIT	4,547	155
		1,837
Real Estate Management & Development 0.1%		
Colliers International Group	290	14
FirstService	880	58
Mitsui Fudosan (JPY)	5,100	111
RE/MAX Holdings, Class A	440	28
Redfin (1)	133	3
		214
Total Real Estate		2,051
TELECOMMUNICATION SERVICES 1.0%		
Diversified Telecommunication Services 0.7%		
KT (KRW)	3,098	85
Nippon Telegraph & Telephone (JPY)	9,100	417
Tele Danmark (DKK)	29,709	174
Telecom Italia (EUR)	124,224	94
Telefonica (EUR)	13,642	148
Telefonica Deutschland Holding (EUR)	36,337	204
Telstra (AUD)	10,542	29
Verizon Communications	3,600	178
		1,329
Wireless Telecommunication Services 0.3%		
America Movil, ADR	5,000	89
Softbank (JPY)	1,400	113

Vodafone, ADR	10,109	288
		490
Total Telecommunication Services		1,819
UTILITIES 2.1%		
Electric Utilities 1.4%		
American Electric Power	4,873	342
Eversource Energy	2,926	177
Exelon	9,340	352
NextEra Energy	2,504	367
PG&E	7,775	530
PNM Resources	1,620	65
Portland General Electric	600	27
Southern Company	5,500	270
SSE (GBP)	4,080	76
Westar Energy	3,700	184
		2,390
Gas Utilities 0.1%		
Atmos Energy	836	70
Chesapeake Utilities	380	30
ONE Gas	1,370	101
South Jersey Industries	550	19
Southwest Gas Holdings	630	49
		269
Independent Power & Renewable Electricity Producers 0.1%		
Electric Power Development (JPY)	4,700	118
Nextera Energy Partners, Partnership	590	24
		142
Multi-Utilities 0.5%		
DTE Energy	1,167	125
E.ON (EUR)	6,683	76

Engie (EUR)	12,799	217
National Grid (GBP)	13,967	173
NiSource	3,600	92
Sempra Energy	1,216	139
		822
Water Utilities 0.0%		
California Water Service Group	1,090	42
Middlesex Water	34	1
		43
Total Utilities		3,666
Total Miscellaneous Common Stocks 0.0% (5)		70
Total Common Stocks (Cost $55,678)		93,754
CONVERTIBLE PREFERRED STOCKS 0.1%		
HEALTH CARE 0.0%		
Health Care Equipment & Supplies 0.0%		
Becton Dickinson & Company, Class A, 6.125%, 5/1/20	1,149	63
Total Health Care		63
INFORMATION TECHNOLOGY 0.0%		
Internet Software & Services 0.0%		
Cargurus, Series D, Acquisition Date: 7/7/15, Cost: $5 (1)(2)	111	9
Cargurus, Series E, Acquisition Date: 8/23/16, Cost: $3 (1)(2)	57	5
MongoDB, Series F, Acquisition Date: 10/2/13, Cost: $4 (1)(2)(3)	232	2
Roofoods, Series F, Acquisition Date: 9/12/17 Cost: $19 (1)(2)(3)	53	19
Vroom, Series F, Acquisition Date: 6/30/17 Cost: $8 (1)(2)(3)	480	8
		43

Software 0.0%		
Plex Systems, Series B, Acquisition Date: 6/9/14 Cost: $5 (1)(2)(3)	2,270	4
		4
Total Information Technology		47
UTILITIES 0.1%		
Electric Utilities 0.1%		
NextEra Energy, 6.123%, 8/2/19	2,208	121
Total Utilities		121
Total Convertible Preferred Stocks (Cost $210)		231
CORPORATE BONDS 8.2%		
AbbVie, 3.20%, 5/14/26	30,000	30
AbbVie, 3.60%, 5/14/25	130,000	135
AbbVie, 4.45%, 5/14/46	105,000	110
Activision Blizzard, 4.50%, 6/15/47	60,000	61
AerCap Ireland, 3.65%, 7/21/27	150,000	149
Alexandria Real Estate Equities, 3.95%, 1/15/27	40,000	41
Alexandria Real Estate Equities, 3.95%, 1/15/28	65,000	66
Alibaba Group Holding, 3.60%, 11/28/24	200,000	208
Amazon.com, 3.875%, 8/22/37 (6)	70,000	71
Amazon.com, 4.05%, 8/22/47 (6)	65,000	66
American Airlines PTT, Seies 2013-1, Class A, 4.00%, 1/15/27	20,026	21
American Airlines PTT, Series 2014-1, Class B, 4.375%, 4/1/24	3,896	4
American Airlines PTT, Series 2015-1, Class B, 3.70%, 11/1/24	12,101	12
American Airlines PTT, Series 2016-1, Class AA 3.575%, 7/15/29	14,274	15
American Airlines PTT, Series 2017-1, Class B, 4.95%, 8/15/26	70,000	72

American Airlines PTT, Series 2017-2, Class AA, 3.35% 4/15/31	20,000	20
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	210,000	239
Anthem, 3.50%, 8/15/24	85,000	87
Anthem, 4.65%, 1/15/43	65,000	70
Apple, 3.00%, 2/9/24	40,000	41
Apple, 3.20%, 5/13/25	45,000	46
Apple, 4.25%, 2/9/47	20,000	21
APT Pipelines, 3.875%, 10/11/22 (6)	35,000	36
APT Pipelines, 4.25%, 7/15/27 (6)	25,000	26
Arconic, 6.15%, 8/15/20	80,000	87
Arrow Electronics, 3.25%, 9/8/24	25,000	25
Arrow Electronics, 3.50%, 4/1/22	30,000	31
Avnet Electronic, 4.625%, 4/15/26	40,000	41
Baidu, 2.875%, 7/6/22	200,000	201
Bank of America, 3.248%, 10/21/27	65,000	64
Bank of America, 3.30%, 1/11/23	240,000	246
Bank of America, VR, 3.824%, 1/20/28 (7)	75,000	77
Bank of America, VR, 4.244%, 4/24/38 (7)	95,000	100
BBVA Bancomer, 4.375%, 4/10/24 (6)	150,000	158
Becton Dickinson & Company, 3.363%, 6/6/24	60,000	60
Becton Dickinson & Company, 3.70%, 6/6/27	80,000	81
Becton Dickinson & Company, 3.734%, 12/15/24	29,000	30
Becton Dickinson & Company, 4.669%, 6/6/47	75,000	78
BNP Paribas, 3.80%, 1/10/24 (6)	205,000	212
Boardwalk Pipelines, 3.375%, 2/1/23	15,000	15
Boardwalk Pipelines, 4.45%, 7/15/27	20,000	20
Boardwalk Pipelines, 4.95%, 12/15/24	35,000	37
Boardwalk Pipelines, 5.95%, 6/1/26	10,000	11

Boston Properties, 2.75%, 10/1/26	39,000	37
Boston Properties, 3.65%, 2/1/26	30,000	31
Brambles USA, 4.125%, 10/23/25 (6)	20,000	21
Brixmor Operating Partners, 3.65%, 6/15/24	31,000	31
Brixmor Operating Partners, 3.85%, 2/1/25	60,000	60
Brixmor Operating Partners, 3.875%, 8/15/22	36,000	37
Brixmor Operating Partners, 3.90%, 3/15/27	70,000	69
Broadcom, 3.625%, 1/15/24 (6)	70,000	72
Broadcom, 3.875%, 1/15/27 (6)	30,000	31
Capital One Bank USA, 3.375%, 2/15/23	250,000	253
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19
CC Holdings, 3.849%, 4/15/23	150,000	157
Celgene, 3.875%, 8/15/25	60,000	63
Cenovus Energy, 4.25%, 4/15/27 (6)	15,000	15
Cenovus Energy, 5.40%, 6/15/47 (6)	85,000	85
Charter Communications Operating, 4.908%, 7/23/25	55,000	59
Charter Communications Operating, 6.484%, 10/23/45	85,000	100
Citigroup, VR, 2.876%, 7/24/23 (7)	85,000	85
Citigroup, VR, 3.887%, 1/10/28 (7)	140,000	143
CNA Financial, 5.875%, 8/15/20	35,000	38
Comcast, 3.30%, 2/1/27	60,000	61
Concho Resources, 3.75%, 10/1/27	25,000	25
Constellation Energy, 5.15%, 12/1/20	50,000	54
Credit Agricole/London, 3.25%, 10/4/24 (6)	250,000	250
Crown Castle International, 5.25%, 1/15/23	35,000	39
Crown Castle Towers, 3.663%, 5/15/45 (6)	85,000	87
Crown Castle Towers, 6.113%, 1/15/40 (6)	64,000	68
Delta Air Lines, 3.625%, 3/15/22	50,000	51
Delta Air Lines, 5.30%, 10/15/20	2,413	3

Delta Air Lines, 7.75%, 6/17/21	5,131	6
Delta Air Lines, ETC, 3.625%, 1/30/29	32,006	33
Delta Air Lines, ETC, 4.95%, 5/23/19	4,076	4
Discover Financial Services, 3.75%, 3/4/25	120,000	121
Discover Financial Services, 4.10%, 2/9/27	110,000	111
Discovery Communications, 2.95%, 3/20/23	30,000	30
Discovery Communications, 3.95%, 3/20/28	35,000	35
Discovery Communications, 4.90%, 3/11/26	25,000	27
Ecolab, 2.70%, 11/1/26	25,000	24
Enbridge, 5.50%, 12/1/46	25,000	29
Enbridge, VR, 6.00%, 1/15/77 (7)	60,000	64
Enel Finance International, 4.75%, 5/25/47 (6)	200,000	213
EnLink Midstream Partners, 4.85%, 7/15/26	30,000	31
Essex Portfolio, 3.375%, 4/15/26	35,000	35
Essex Portfolio, 3.625%, 5/1/27	55,000	55
Expedia, 5.00%, 2/15/26	100,000	109
Express Scripts Holding, 4.80%, 7/15/46	130,000	137
FirstEnergy, 3.90%, 7/15/27	40,000	41
FirstEnergy Transmission, 4.35%, 1/15/25 (6)	65,000	69
GATX, 2.50%, 3/15/19	50,000	50
GATX, 2.50%, 7/30/19	35,000	35
GATX, 3.25%, 3/30/25	20,000	20
General Motors, FRN, 3M USD LIBOR + 0.80%, 2.112%, 8/7/20	45,000	45
Goldman Sachs, 3.00%, 4/26/22	95,000	96
Goldman Sachs, 3.50%, 11/16/26	115,000	115
Goldman Sachs, 5.75%, 1/24/22	110,000	123
Grupo Televisa, 6.625%, 3/18/25	100,000	119
GTP Acquisition Partners, 2.50%, 6/15/45 (6)	100,000	100
Harris, 2.70%, 4/27/20	10,000	10

Harris, 4.854%, 4/27/35	75,000	83
Harvard University, Presidents & Fellows, 3.619%, 10/1/37	20,000	21
Heathrow Funding, 4.875%, 7/15/23 (6)	100,000	108
Hess, 4.30%, 4/1/27	105,000	104
Hess, 5.80%, 4/1/47	45,000	46
Holcim, 6.00%, 12/30/19 (6)	35,000	38
Humana, 3.85%, 10/1/24	85,000	89
ING Bank, VR, 4.125%, 11/21/23 (7)	205,000	208
Interpublic Group of Companies, 3.75%, 2/15/23	25,000	26
Interpublic Group of Companies, 4.00%, 3/15/22	50,000	53
Interpublic Group of Companies, 4.20%, 4/15/24	15,000	16
Intesa Sanpaolo, 3.125%, 7/14/22 (6)	200,000	200
JPMorgan Chase, 2.95%, 10/1/26	75,000	73
JPMorgan Chase, 3.20%, 6/15/26	25,000	25
JPMorgan Chase, 3.30%, 4/1/26	30,000	30
JPMorgan Chase, 3.90%, 7/15/25	15,000	16
JPMorgan Chase, FRN, 3M USD LIBOR + 1.23% 2.543%, 10/24/23	205,000	209
JPMorgan Chase, VR, 3.54%, 5/1/28 (7)	25,000	25
JPMorgan Chase, VR, 3.782%, 2/1/28 (7)	30,000	31
JPMorgan Chase, VR, 3.882%, 7/24/38 (7)	110,000	110
Kaiser Permanente, 3.50%, 4/1/22	30,000	31
Keysight Technologies, 4.60%, 4/6/27	80,000	84
Kimco Realty, 2.80%, 10/1/26	40,000	38
Kimco Realty, 3.30%, 2/1/25	25,000	25
Kimco Realty, 3.40%, 11/1/22	10,000	10
Liberty Mutual, 4.85%, 8/1/44 (6)	95,000	103
Life Technologies, 6.00%, 3/1/20	115,000	125
Lockheed Martin, 3.55%, 1/15/26	50,000	52

Lockheed Martin, 3.60%, 3/1/35	20,000	20
Martin Marietta Materials, 4.25%, 7/2/24	65,000	68
Massachusetts Institute of Technology, 3.959%, 7/1/38	30,000	32
Mead Johnson Nutrition, 4.125%, 11/15/25	35,000	38
Microsoft, 4.10%, 2/6/37	60,000	65
Morgan Stanley, 3.125%, 7/27/26	30,000	29
Morgan Stanley, 3.625%, 1/20/27	85,000	86
Morgan Stanley, 3.70%, 10/23/24	20,000	21
Morgan Stanley, 3.75%, 2/25/23	120,000	125
Morgan Stanley, 4.35%, 9/8/26	45,000	47
Morgan Stanley, 4.875%, 11/1/22	225,000	244
Morgan Stanley, VR, 3.971%, 7/22/38 (7)	50,000	50
MPT Operating Partnership, 5.00%, 10/15/27	50,000	51
MPT Operating Partnership, 5.25%, 8/1/26	25,000	26
NiSource Finance, 4.375%, 5/15/47	62,000	65
O'Reilly Automotive, 3.80%, 9/1/22	100,000	104
Omnicom Group, 3.60%, 4/15/26	100,000	101
Plains All American Pipeline, 2.85%, 1/31/23	15,000	14
Plains All American Pipeline, 4.50%, 12/15/26	5,000	5
Priceline Group, 3.55%, 3/15/28	20,000	20
Priceline Group, 3.60%, 6/1/26	40,000	41
Priceline Group, 3.65%, 3/15/25	60,000	62
Principal Financial Group, VR, 4.70%, 5/15/55 (7)	70,000	72
QVC, 5.125%, 7/2/22	125,000	133
Regency Centers, 3.60%, 2/1/27	25,000	25
Reinsurance Group of America, 5.00%, 6/1/21	30,000	32
Reinsurance Group of America, 6.45%, 11/15/19	45,000	49
Reynolds American, 4.45%, 6/12/25	50,000	53
Reynolds American, 5.85%, 8/15/45	30,000	36

Royal Bank of Scotland Group, VR, 3.498%, 5/15/23 (7)	215,000	217
Sabine Pass Liquefaction, 4.20%, 3/15/28	120,000	121
Sabine Pass Liquefaction, 5.00%, 3/15/27	165,000	176
Santander, 2.875%, 10/16/20	20,000	20
SBA Tower Trust, 2.898%, 10/11/44 (6)	45,000	45
SBA Tower Trust, 3.156%, 10/10/45 (6)	30,000	30
SBA Tower Trust, 3.168%, 4/15/22 (6)	65,000	65
SBA Tower Trust, 3.869%, 10/8/49 (6)	80,000	80
Shire Acquisition Investments Ireland, 2.875%, 9/23/23	95,000	94
Shire Acquisition Investments Ireland, 3.20%, 9/23/26	65,000	64
Sigma Alimentos, 4.125%, 5/2/26	200,000	203
Southern Company, 2.95%, 7/1/23	62,000	62
Southern Company, 3.25%, 7/1/26	82,000	81
Spectra Energy Capital, 3.30%, 3/15/23	50,000	50
Spectra Energy Partners, 3.375%, 10/15/26	15,000	15
Tencent Holdings, 3.80%, 2/11/25	200,000	210
Teva Pharmaceutical Finance III, 2.20%, 7/21/21	60,000	58
Teva Pharmaceutical Finance III, 2.80%, 7/21/23	130,000	124
Thomson Reuters, 3.35%, 5/15/26	55,000	55
Time Warner Cable, 6.55%, 5/1/37	45,000	53
Time Warner Cable, 6.75%, 6/15/39	65,000	77
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (7)	95,000	94
Transurban Finance, 3.375%, 3/22/27 (6)	15,000	15
Transurban Finance, 4.125%, 2/2/26 (6)	15,000	16
Trinity Acquisition, 3.50%, 9/15/21	15,000	15
Tyson Foods, 4.55%, 6/2/47	20,000	21
UBS Group Funding, 4.125%, 9/24/25 (6)	200,000	210
UniCredit, 4.625%, 4/12/27 (6)	200,000	209
Unum Group, 3.00%, 5/15/21	20,000	20

US Airways PTT, Series 2013-1, Class A, 3.95%, 5/15/27	28,194	29
Ventas Realty, 3.25%, 10/15/26	60,000	58
VEREIT Operating Partnership, 3.95%, 8/15/27	45,000	45
VEREIT Operating Partnership, 4.60%, 2/6/24	75,000	79
VEREIT Operating Partnership, 4.875%, 6/1/26	20,000	21
Verizon Communications, 4.272%, 1/15/36	80,000	78
Verizon Communications, 4.862%, 8/21/46	140,000	143
Verizon Communications, 5.15%, 9/15/23	125,000	140
Visa, 4.30%, 12/14/45	115,000	127
Vulcan Materials, 4.50%, 6/15/47	63,000	64
Western Gas Partners, 4.00%, 7/1/22	70,000	72
Willis North America, 3.60%, 5/15/24	25,000	26
Woodside Petroleum, 3.65%, 3/5/25 (6)	45,000	45
Woodside Petroleum, 3.70%, 9/15/26 (6)	40,000	40
Woodside Petroleum, 3.70%, 3/15/28 (6)	41,000	40
WPP Finance 2010, 3.625%, 9/7/22	40,000	41
WPP Finance 2010, 4.75%, 11/21/21	60,000	64
Total Corporate Bonds (Cost $14,152)		14,457

ASSET-BACKED SECURITIES 2.4%

Ally Auto Receivables Trust Series 2014-1, Class C 2.04%, 12/15/19	15,000	15
Ally Auto Receivables Trust Series 2014-1, Class D 2.48%, 2/15/21	15,000	15
Ally Auto Receivables Trust Series 2014-3, Class A4 1.72%, 3/16/20	85,000	85
Ally Auto Receivables Trust Series 2015-2, Class D 3.01%, 3/15/22 (6)	5,000	5

Volvo Financial Equipment Series 2016-1A, Class A3 1.67%, 2/18/20 (6)	50,000	50
Wendy's Funding Series 2015-1A, Class A2I 3.371%, 6/15/45 (6)	142,100	143
Wheels Series 2015-1A, Class A2 1.27%, 4/22/24 (6)	40,687	41
World Omni Auto Receivables Trust Series 2017-A, Class A3 1.93%, 9/15/22	130,000	130
Total Asset-Backed Securities (Cost $4,136)		4,136

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.6%

Banc of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 3.585%, 2/25/34	2,896	3
Banc of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 3.691%, 5/25/34	2,630	3
Banc of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 3.593%, 9/25/34	3,166	3
Banc of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 3.718%, 10/25/34	1,205	1
Banc of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 3.435%, 11/25/35	14,839	14
Banc of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 3.754%, 11/25/35	4,987	5
Bayview Opportunity Master Fund Series 2017-RT1, Class A1, CMO, ARM 3.00%, 3/28/57 (6)	91,081	92

Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class C, ARM 4.391%, 7/15/58	10,000	10
Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class A4 3.096%, 6/15/49	70,000	70
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class B, ARM 3.917%, 7/15/50	100,000	102
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 2.927%, 1/25/34	4,031	4
Wells Fargo Mortgage Backed Securities Trust Series 2004-G, Class A3, CMO, ARM 3.355%, 6/25/34	2,832	3
WF-RBS Commercial Mortgage Trust Series 2013-C13, Class A4 3.001%, 5/15/45	60,000	61
WF-RBS Commercial Mortgage Trust Series 2013-C18, Class A3 3.651%, 12/15/46	25,000	26
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class AS 4.176%, 5/15/47	60,000	63
Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,856)		2,870

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 7.6% (8)

U.S. Government Agency Obligations 5.6%

Federal Home Loan Mortgage		
1.875%, 4/25/22	24,562	24
2.50%, 4/1/30	50,278	51
3.00%, 12/1/42 - 7/1/43	338,333	341
3.50%, 8/1/42 - 5/1/46	470,804	488
4.00%, 8/1/40 - 8/1/45	181,918	192

4.50%, 11/1/18 - 5/1/42	176,199	190
5.00%, 10/1/18 - 8/1/40	61,684	67
5.50%, 11/1/18	511	1
6.00%, 8/1/21 - 8/1/38	24,746	27
6.50%, 3/1/32 - 4/1/32	3,436	4
7.00%, 6/1/32	1,289	1
Federal Home Loan Mortgage, ARM		
12M USD LIBOR + 1.785%, 3.223%, 9/1/32	208	—
12M USD LIBOR + 1.802%, 3.369%, 1/1/37	3,788	4
12M USD LIBOR + 1.769%, 3.395%, 2/1/37	14,379	15
Federal Home Loan Mortgage, CMO		
1M USD LIBOR + 0.45%, 1.684%, 10/15/46 - 1/15/47	56,139	57
1M USD LIBOR + 0.50%, 1.734%, 4/15/46 - 2/15/47	189,298	191
Federal National Mortgage Assn.		
2.50%, 10/1/31 - 6/1/45	272,125	270
3.00%, 6/1/27 - 8/1/47	2,164,824	2,184
3.50%, 5/1/42 - 7/1/47	1,981,209	2,046
4.00%, 1/1/26 - 8/1/47	1,184,098	1,250
4.50%, 12/1/20 - 4/1/47	327,009	352
5.00%, 11/1/18 - 11/1/44	301,789	331
5.50%, 10/1/17 - 9/1/41	209,746	235
6.00%, 8/1/21 - 5/1/42	156,828	179
6.50%, 7/1/32 - 5/1/40	68,496	78
7.00%, 4/1/32	639	1
Federal National Mortgage Assn., ARM, 12M USD LIBOR + 1.728%		
3.478%, 8/1/36	8,308	9
Federal National Mortgage Assn., CMO		
1M USD LIBOR + 0.45%, 1.687%, 10/25/46 - 3/25/47	72,751	73
1M USD LIBOR + 0.50%, 1.737%, 9/25 - 11/25/46	116,346	117

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 4.6%

U.S. Treasury Obligations 4.6%

U.S. Treasury Bonds, 2.75%, 8/15/47	130,000	127
U.S. Treasury Bonds, 2.875%, 11/15/46	495,000	496
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	206
U.S. Treasury Bonds, 3.00%, 5/15/45	290,000	298
U.S. Treasury Bonds, 3.00%, 5/15/47	25,000	26
U.S. Treasury Bonds, 3.125%, 2/15/43	485,000	511
U.S. Treasury Bonds, 3.375%, 5/15/44	280,000	308
U.S. Treasury Bonds, 4.625%, 2/15/40	305,000	401
U.S. Treasury Bonds, 8.00%, 11/15/21	60,000	75
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22	229,496	229
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	425,378	431
U.S. Treasury Notes, 0.875%, 6/15/19	665,000	659
U.S. Treasury Notes, 1.375%, 5/31/21	290,000	286
U.S. Treasury Notes, 1.50%, 11/30/19	780,000	780
U.S. Treasury Notes, 1.50%, 8/15/20	285,000	284
U.S. Treasury Notes, 1.625%, 8/31/19	25,000	25
U.S. Treasury Notes, 1.625%, 8/31/22	75,000	74
U.S. Treasury Notes, 1.625%, 5/15/26	40,000	38
U.S. Treasury Notes, 1.75%, 6/30/22	700,000	695
U.S. Treasury Notes, 1.875%, 6/30/20	150,000	151
U.S. Treasury Notes, 2.00%, 8/31/21 (9)	800,000	806
U.S. Treasury Notes, 2.25%, 8/15/27	165,000	164
U.S. Treasury Notes, 2.375%, 5/15/27	150,000	151
U.S. Treasury Notes, 2.75%, 2/15/19	835,000	850
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $7,884)		8,071

BOND MUTUAL FUNDS 12.3%		
T. Rowe Price Inflation Protected Bond Fund - I Class, 0.21% (10)(11)	50,450	601
T. Rowe Price Institutional Emerging Markets Bond Fund, 5.70% (10)(11)	792,942	7,311
T. Rowe Price Institutional High Yield Fund, 4.91% (10)(11)	746,385	6,755
T. Rowe Price Institutional International Bond Fund, 1.37% (10)(11)	727,046	6,427
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, (0.70)% (10)(11)	89,699	451
Total Bond Mutual Funds (Cost $20,333)		21,545
EQUITY MUTUAL FUNDS 4.9%		
T. Rowe Price Institutional Emerging Markets Equity Fund (10)	160,217	6,162
T. Rowe Price Real Assets Fund - I Class (10)	211,682	2,381
Total Equity Mutual Funds (Cost $5,843)		8,543
SHORT-TERM INVESTMENTS 4.9%		
Money Market Funds 4.9%		
T. Rowe Price Treasury Reserve Fund, 1.06% (10)(12)	8,603,412	8,603
Total Short-Term Investments (Cost $8,603)		8,603
SECURITIES LENDING COLLATERAL 0.1%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.1%		
Short-Term Funds 0.1%		
T. Rowe Price Short-Term Fund, 1.16% (10)(12)	21,614	216
Total Investments through Securities Lending Program with JPMorgan Chase Bank		216
Total Securities Lending Collateral (Cost $216)		216

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%

Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	Value
U.S. Treasury 10 year futures contract 12/17 Call, 11/24/17 @ 127.00 (USD) (1)	1	700 $	2
Total Exchange-Traded Options Purchased (Cost $2)			2

OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	Value
Goldman Sachs	Credit Default Swap, Protection Sold (Relevant Credit: Markit CDX.IG-S28 5 Year Index), Receive 1.00% Quarterly Pay upon credit default 12/20/17 @ 1.00%* (1)	1	2,200	2
Total OTC Options Purchased (Cost $6)				2
Total Options Purchased (Cost $8)				4
Total Investments in Securities 101.1% of Net Assets (Cost $134,945)				$ 177,626

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $74 and represents 0.0% of net assets.
(3) Level 3 in fair value hierarchy. See Note 2.
(4) All or a portion of this security is on loan at September 30, 2017 -- total value of such securities at period-end amounts to $206. See Note 4.

(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $6,636 and represents 3.8% of net assets.

(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(8) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(9) At September 30, 2017, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(10) Affiliated Company

(11) SEC 30-day yield

(12) Seven-day yield

1M USD LIBOR	One month USD LIBOR (London Interbank Offered Rate)
3M USD LIBOR	Three month USD LIBOR (London Interbank Offered Rate)
12M USD LIBOR	Twelve month USD LIBOR (London Interbank Offered Rate)
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage; rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Certificate of Participation
DKK	Danish Krone
ETC	Equipment Trust Certificate
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
IO	Interest Only security for which the fund receives interest on notional principal.
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
OTC	Over the counter
PTC	Pass-Through Certificate
PTT	Pass-Through Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2017, totaled $0 for the period ended September 30, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of September 30, 2017, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of September 30, 2017, securities valued at $48,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

While typically not sold similar to equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and/or interest rates and/or credit ratings; and, for written options, potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 10% of the fund’s net assets were invested in emerging markets and 2% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations
The fund may invest in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase and Sale Commitments
The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to particular securities. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of September 30, 2017, no collateral was pledged by either the fund or counterparties for TBAs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, the value of loaned securities was $206,000; the value of cash collateral and related investments was $216,000.

Mortgage-Backed Securities
The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also may invest in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein.

T. Rowe Price Mid-Cap Growth Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 93.6%		
CONSUMER DISCRETIONARY 12.9%		
Automobiles 0.4%		
Ferrari	15,000	1,657
		1,657
Diversified Consumer Services 0.5%		
ServiceMaster Global Holdings (1)	45,000	2,103
		2,103
Hotels, Restaurants & Leisure 5.2%		
Aramark	68,000	2,761
Marriott, Class A	50,000	5,513
MGM Resorts International	110,000	3,585
Norwegian Cruise Line Holdings (1)	131,000	7,081
Royal Caribbean Cruises	15,000	1,778
Vail Resorts	12,000	2,737
		23,455
Internet & Direct Marketing Retail 0.2%		
TripAdvisor (1)	22,000	892
		892
Multiline Retail 1.5%		
Dollar General	85,000	6,889
		6,889
Specialty Retail 3.3%		
AutoZone (1)	2,000	1,190
Burlington Stores (1)	23,000	2,196
CarMax (1)	50,000	3,790
L Brands	37,000	1,540
Michaels (1)	117,000	2,512
O'Reilly Automotive (1)	17,000	3,661
		14,889

Textiles, Apparel & Luxury Goods 1.8%		
Coach	164,000	6,606
PVH	14,000	1,765
		8,371
Total Consumer Discretionary		58,256
CONSUMER STAPLES 2.1%		
Food & Staples Retailing 0.9%		
Casey's General Stores	23,000	2,518
Sprouts Farmers Market (1)	91,000	1,708
		4,226
Food Products 1.2%		
Conagra Brands	49,000	1,653
TreeHouse Foods (1)	52,000	3,522
		5,175
Total Consumer Staples		9,401
ENERGY 1.2%		
Oil, Gas & Consumable Fuels 1.2%		
ARC Resources (CAD)	61,000	840
Centennial Resource Development Acquisition Date: 12/28/16 – 6/8/17, Cost $232 (1)(2)	16,000	273
Centennial Resource Development, Class A (1)	58,000	1,042
Concho Resources (1)	23,000	3,030
Total Energy		5,185
FINANCIALS 9.5%		
Banks 0.8%		
Fifth Third Bancorp	77,000	2,155
Webster Financial	24,000	1,261
		3,416

Capital Markets 3.8%		
CBOE Holdings	65,000	6,996
FactSet Research Systems	5,000	900
MSCI	20,000	2,338
Oaktree Capital, Partnership	14,000	659
TD Ameritrade Holding	126,000	6,149
		17,042
Consumer Finance 0.3%		
SLM Corporation (1)	137,000	1,571
		1,571
Insurance 4.6%		
FNF	169,000	8,021
Progressive	118,000	5,714
Willis Towers Watson	45,757	7,057
		20,792
Total Financials		42,821
HEALTH CARE 18.1%		
Biotechnology 3.0%		
Alkermes (1)	85,000	4,321
Alnylam Pharmaceuticals (1)	25,000	2,937
Bioverativ (1)	11,000	628
Incyte (1)	16,000	1,868
Kite Pharma (1)	7,000	1,259
TESARO (1)	5,000	646
Vertex Pharmaceuticals (1)	12,000	1,824
		13,483
Health Care Equipment & Supplies 6.9%		
Cooper Companies	29,000	6,876
Dentsply Sirona	42,000	2,512
Hologic (1)	180,000	6,604

IDEXX Laboratories (1)	5,000	777
Intuitive Surgical (1)	1,800	1,883
Teleflex	42,000	10,163
West Pharmaceutical Services	23,000	2,214
		31,029
Health Care Providers & Services 2.8%		
Acadia Healthcare (1)	42,000	2,006
Envision Healthcare (1)	106,000	4,765
Henry Schein (1)	39,000	3,197
MEDNAX (1)	63,592	2,742
		12,710
Health Care Technology 0.3%		
athenahealth (1)	6,000	746
Veeva Systems, Class A (1)	15,000	846
		1,592
Life Sciences Tools & Services 3.6%		
Agilent Technologies	108,000	6,934
Bruker	153,000	4,552
Illumina (1)	12,000	2,390
Quintiles IMS Holdings (1)	27,000	2,567
		16,443
Pharmaceuticals 1.5%		
Catalent (1)	91,000	3,633
Zoetis	46,000	2,933
		6,566
Total Health Care		81,823
INDUSTRIALS & BUSINESS SERVICES 22.1%		
Aerospace & Defense 5.8%		
BWX Technologies	23,000	1,288
DigitalGlobe (1)	68,000	2,397

Harris	46,000	6,057
MacDonald Dettwiler & Associates (CAD)	30,000	1,707
Rockwell Collins	38,000	4,967
Textron	183,000	9,860
		26,276
Airlines 0.5%		
United Continental (1)	39,000	2,374
		2,374
Building Products 0.9%		
Allegion	46,000	3,978
		3,978
Commercial Services & Supplies 1.8%		
KAR Auction Services	62,000	2,960
Waste Connections	77,000	5,387
		8,347
Electrical Equipment 2.0%		
Acuity Brands	11,000	1,884
Sensata Technologies Holding (1)	144,000	6,922
		8,806
Industrial Conglomerates 1.7%		
Roper Technologies	31,000	7,545
		7,545
Machinery 4.6%		
Colfax (1)	35,000	1,457
Fortive	58,000	4,106
Gardner Denver Holdings (1)	38,000	1,046
IDEX	61,000	7,410
Middleby (1)	9,000	1,153
WABCO Holdings (1)	12,000	1,776

Xylem	58,000	3,633
		20,581
Professional Services 3.0%		
Equifax	27,000	2,862
IHS Markit (1)	81,005	3,571
TransUnion (1)	65,000	3,072
Verisk Analytics (1)	48,000	3,993
		13,498
Road & Rail 1.1%		
J.B. Hunt Transport Services	19,000	2,111
Kansas City Southern	27,000	2,934
		5,045
Trading Companies & Distribution 0.7%		
HD Supply Holdings (1)	91,000	3,282
		3,282
Total Industrials & Business Services		99,732
INFORMATION TECHNOLOGY 21.9%		
Electronic Equipment, Instruments & Components 1.9%		
Coherent (1)	4,000	941
Keysight Technologies (1)	153,000	6,374
National Instruments	29,000	1,223
		8,538
Internet Software & Services 2.5%		
CoStar Group (1)	7,600	2,039
Dropbox, Class B Acquisition Date: 5/1/12, Cost $77 (1)(2)(3)	8,506	80
IAC/InterActiveCorp (1)	31,000	3,645
Match, Class A (1)	38,000	881
VeriSign (1)	39,000	4,149
Zillow, Class A (1)	8,000	321

Zillow, Class C (1)	8,000	322
		11,437
IT Services 7.2%		
Black Knight Financial Services, Class A (1)	12,000	517
CoreLogic (1)	77,000	3,559
CSRA	93,000	3,001
Fidelity National Information	27,000	2,522
Fiserv (1)	62,000	7,995
FleetCor Technologies (1)	15,000	2,322
Gartner (1)	15,000	1,866
Global Payments	50,000	4,751
Sabre	21,765	394
Vantiv, Class A (1)	77,000	5,426
		32,353
Semiconductors & Semiconductor Equipment 4.4%		
KLA-Tencor	23,000	2,438
Marvell Technology Group	149,000	2,667
Microchip Technology	92,000	8,260
Microsemi (1)	27,000	1,390
Xilinx	72,924	5,165
		19,920
Software 5.9%		
Atlassian, Class A (1)	54,000	1,898
CDK Global	36,000	2,271
Electronic Arts (1)	29,000	3,424
Guidewire Software (1)	18,000	1,401
Red Hat (1)	50,000	5,543
ServiceNow (1)	8,000	940
Splunk (1)	34,000	2,259
SS&C Technologies Holdings	62,000	2,489
Symantec	39,000	1,280
Tableau Software, Class A (1)	28,000	2,097

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2017, totaled $963,000 for the period ended September 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, there were no securities on loan.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

T. Rowe Price Health Sciences Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.6%		
BIOTECHNOLOGY 34.5%		
Major Biotechnology 11.6%		
Alkermes (1)	80,468	4,091
Amgen	35,043	6,534
Amicus Therapeutics (1)	245,985	3,709
Array BioPharma (1)	94,279	1,160
Biogen (1)	45,935	14,383
Celgene (1)	24,512	3,574
Gilead Sciences	170,426	13,808
Neurocrine Biosciences (1)	168,940	10,353
Seattle Genetics (1)	21,476	1,168
Vertex Pharmaceuticals (1)	134,266	20,414
		79,194
Other Biotechnology 22.9%		
ACADIA Pharmaceuticals (1)	23,014	867
Acceleron Pharma (1)	50,796	1,896
Acerta Pharma, Class B, Acquisition Date: 5/12/15, Cost $203 (1)(2)(3)	8,013,195	521
Advanced Accelerator Applications, ADR (1)	46,876	3,170
Agios Pharmaceuticals (1)	37,100	2,476
Aimmune Therapeutics (1)	40,057	993
Alder Biopharmaceuticals (1)	43,600	534
Alexion Pharmaceuticals (1)	132,117	18,535
Alnylam Pharmaceuticals (1)	80,069	9,407
Aquinox Pharmaceuticals (1)	81,823	1,161
Ardelyx (1)	22,500	126
Audentes Therapeutics (1)	26,303	737
Avexis (1)	15,278	1,478
Axovant Sciences (1)	56,910	392
BeiGene, Acquisition Date: 4/21/15–9/15/16, Cost $- (1)(2)	4	-
BeiGene, ADR (1)	25,825	2,672
BioMarin Pharmaceutical (1)	74,707	6,953
Bluebird Bio (1)	45,870	6,300

Blueprint Medicines (1)	44,173	3,077
Clovis Oncology (1)	26,802	2,208
Coherus Biosciences (1)	25,237	337
Corvus Pharmaceuticals (1)	8,450	135
Dyax (1)(3)	133,200	420
Editas Medicine (1)	31,150	748
Exelixis (1)	162,237	3,931
FibroGen (1)	34,767	1,870
Incyte (1)	101,809	11,885
Innate Pharma (EUR) (1)	12,469	152
Insmed (1)	230,410	7,191
Ionis Pharmaceuticals (1)	19,961	1,012
Juno Therapeutics (1)	47,000	2,108
Kite Pharma (1)	10,957	1,970
Merus (1)	18,200	362
Minerva Neurosciences (1)	51,133	389
Ovid Therapeutics (1)	2,800	24
Ovid Therapeutics, Lock-Up Shares Acquisition date: 8/10/15, Cost $169 (1)(2)	12,653	103
Prothena (1)	84,188	5,453
Puma Biotechnology (1)	122,674	14,690
Radius Health (1)	104,141	4,015
Regeneron Pharmaceuticals (1)	22,400	10,015
Retrophin (1)	14,300	356
RPI International Holdings, Partnership Acquisition Date: 5/21/15, Cost $680 (2)(3)	5,765	801
Sage Therapeutics (1)	73,092	4,554
Sarepta Therapeutics (1)	21,500	975
Seres Therapeutics (1)	8,419	135
Spark Therapeutics (1)	67,798	6,045
TESARO (1)	68,418	8,833
Therapeutics MD (1)	193,203	1,022
Ultragenyx Pharmaceutical (1)	33,649	1,792

WaVe Life Sciences (1)	15,908	346
Xencor (1)	81,863	1,876
		157,048
Total Biotechnology		236,242
LIFE SCIENCES 6.5%		
Life Sciences 6.5%		
Agilent Technologies	217,600	13,970
Bruker	85,169	2,534
Danaher	81,500	6,991
GenMark Diagnostics (1)	146,775	1,414
Illumina (1)	15,564	3,100
Mettler-Toledo International (1)	5,200	3,256
Oxford Immunotec Global (1)	14,300	240
Thermo Fisher Scientific	69,200	13,093
Total Life Sciences		44,598
PHARMACEUTICALS 15.4%		
European Major - Pharmaceuticals 0.0%		
Zeneca, Acquisition Date: 7/18/13, Cost: $0 (1)(2)(3)	12,799	8
		8
Major Pharmaceuticals 14.2%		
AbbVie	113,486	10,084
Allergan	78,480	16,085
Astellas Pharma (JPY)	204,000	2,596
AstraZeneca, ADR	226,900	7,687
Bristol-Myers Squibb	196,737	12,540
Chugai Pharmaceutical (JPY)	87,800	3,649
Eisai (JPY)	48,700	2,501
Eli Lilly	82,675	7,072
Ironwood Pharmaceuticals (1)	278,783	4,396

Lantheus Holdings (1)	144,572	2,573
		16,443
Total Products & Devices		99,414
SERVICES 22.5%		
Distribution 1.3%		
Henry Schein (1)	42,798	3,509
McKesson	15,641	2,403
Walgreens Boots Alliance	42,852	3,309
		9,221
Information 0.6%		
athenahealth (1)	33,858	4,210
		4,210
Other Services 0.7%		
West Pharmaceutical Services	46,800	4,505
		4,505
Payors 16.2%		
Aetna	76,990	12,242
Anthem	60,500	11,488
Centene (1)	120,753	11,685
Cigna	103,100	19,273
Humana	58,479	14,247
UnitedHealth Group	200,800	39,327
WellCare Health Plans (1)	15,451	2,654
		110,916
Providers 3.7%		
Acadia Healthcare (1)	70,084	3,347
DaVita (1)	46,021	2,733
Envision Healthcare (1)	65,244	2,933

Fresenius Medical Care (EUR)	21,559	2,108
HCA Holdings (1)	128,812	10,252
Universal Health Services, Class B	35,425	3,930
		25,303
Total Services		154,155
Total Miscellaneous Common Stocks 5.2% (4)		35,580
Total Common Stocks (Cost $419,163)		675,627
CONVERTIBLE PREFERRED STOCKS 0.9%		
LIFE SCIENCES 0.1%		
Life Sciences 0.1%		
Quanterix, Series D-1, Acquisition Date: 6/2/17, Cost: $364 (1)(2)(3)	90,448	364
Total Life Sciences		364
PROCESS INDUSTRIES 0.4%		
Healthcare 0.4%		
Allergan, Series A, 5.5%, 3/1/18	2,472	1,801
Becton Dickinson, Class A, 6.125%, 5/1/20	23,482	1,282
Total Process Industries		3,083
PRODUCTS & DEVICES 0.3%		
Implants 0.1%		
Outset Medical, Series C, Acquisition Date: 4/19/17 Cost $724 (1)(2)(3)	279,529	724
		724
Other Products & Devices 0.2%		
JAND, Series D ,Acquisition Date: 4/23/15, Cost $709 (1)(2)(3)	61,723	694

ShockWave Medical, Series A-1, Acquisition Date: 9/25/17 Cost $58 (1)(2)(3)	57,336	58
ShockWave Medical, Series B, Acquisition Date: 9/25/17 Cost $1 (1)(2)(3)	1,171	1
ShockWave Medical, Series C, Acquisition Date: 11/10/16 - 9/27/17, Cost $653 (1)(2)(3)	646,211	653
		1,406
Total Products & Devices		2,130
SERVICES 0.1%		
Information 0.0%		
Doximity, Series C, Acquisition Date: 4/10/14 Cost $219 (1)(2)(3)	45,378	226
		226
Other Services 0.1%		
Guardant Health, Series E, Acquisition Date: 5/9/17 Cost $241 (1)(2)(3)	28,768	242
		242
Total Services		468
Total Convertible Preferred Stocks (Cost $6,240)		6,045
CONVERTIBLE BONDS 0.2%		
Ironwood Pharmaceuticals, 2.25%, 6/15/22	903,000	1,074
Total Convertible Bonds (Cost $970)		1,074
SHORT-TERM INVESTMENTS 0.2%		
Money Market Funds 0.2%		
T. Rowe Price Government Reserve Fund, 1.07% (5)(6)	1,719,074	1,719
Total Short-Term Investments (Cost $1,719)		1,719

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2017, totaled $502,000 for the period ended September 30, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instruments at the beginning of the period. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and, for written options, potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

T. Rowe Price Equity Index 500 Portfolio

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.7%		
CONSUMER DISCRETIONARY 11.7%		
Auto Components 0.2%		
Borg-Warner	163	8
Delphi Automotive	216	21
Goodyear Tire & Rubber	203	7
		36
Automobiles 0.5%		
Ford Motor	3,144	38
General Motors	1,050	42
Harley-Davidson	138	7
		87
Distributors 0.1%		
Genuine Parts	116	11
LKQ Corporation (1)	245	9
		20
Diversified Consumer Services 0.0%		
H&R Block	163	4
		4
Hotels, Restaurants & Leisure 1.8%		
Carnival	327	21
Chipotle Mexican Grill (1)(2)	25	8
Darden Restaurants	96	8
Hilton Worldwide Holdings	169	12
Marriott, Class A	249	27
McDonald's	648	102
MGM Resorts International	419	14
Royal Caribbean Cruises	139	16
Starbucks	1,164	62
Wyndham Worldwide	85	9
Wynn Resorts	64	10

Yum! Brands	278	20
		309
Household Durables 0.4%		
D. R. Horton	275	11
Garmin (2)	82	4
Leggett & Platt	102	5
Lennar, Class A	158	8
Mohawk Industries (1)	48	12
Newell Brands	399	17
Pulte Group	228	6
Whirlpool	57	11
		74
Internet & Direct Marketing Retail 2.6%		
Amazon.com (1)	321	309
Expedia	103	15
Netflix (1)	349	63
Priceline (1)	39	71
TripAdvisor (1)(2)	95	4
		462
Leisure Products 0.1%		
Hasbro	95	9
Mattel (2)	246	4
		13
Media 2.9%		
CBS, Class B	296	17
Charter Communications, Class A (1)	166	60
Comcast, Class A	3,785	146
Discovery Communications, Class A (1)(2)	140	3
Discovery Communications, Class C (1)	150	3
DISH Network, Class A (1)	180	10
Interpublic Group	324	7
News Corp, Class A	334	4

News Corp, Class B	120	2
Omnicom	183	13
Scripps Networks Interactive	79	7
Time Warner	621	64
Twenty-First Century Fox	360	9
Twenty-First Century Fox, Class A	850	22
Viacom, Class B	286	8
Walt Disney	1,246	123
		498
Multiline Retail 0.4%		
Dollar General	211	17
Dollar Tree (1)	189	16
Kohl's	140	6
Macy's	262	6
Nordstrom	100	5
Target	434	26
		76
Specialty Retail 2.1%		
Advance Auto Parts	58	6
AutoZone (1)	25	15
Best Buy	215	12
CarMax (1)(2)	149	11
Foot Locker	100	4
Gap	173	5
Home Depot	949	155
L Brands	200	8
Lowe's	679	54
O'Reilly Automotive (1)	71	15
Ross Stores	309	20
Signet Jewelers	52	4
Tiffany	77	7
TJX	512	38
Tractor Supply	105	7

Ulta Beauty (1)	44	10
		371
Textiles, Apparel & Luxury Goods 0.6%		
Coach	231	9
Hanesbrands (2)	290	7
Michael Kors Holdings (1)	125	6
Nike, Class B	1,054	55
PVH	62	8
Ralph Lauren	40	4
Under Armour, Class A (1)(2)	153	2
Under Armour, Class C (1)(2)	140	2
V. F.	262	17
		110
Total Consumer Discretionary		2,060
CONSUMER STAPLES 8.2%		
Beverages 2.0%		
Brown-Forman, Class B	161	9
Coca-Cola	3,085	139
Constellation Brands, Class A	139	28
Dr Pepper Snapple	148	13
Molson Coors Brewing, Class B	151	12
Monster Beverage (1)	333	18
PepsiCo	1,149	128
		347
Food & Staples Retailing 1.8%		
Costco Wholesale	355	58
CVS Health	822	67
Kroger	718	14
Sysco	389	21
Wal-Mart	1,172	92

Philip Morris International	1,335	148
		246
Total Consumer Staples		1,439

ENERGY 6.0%

Energy Equipment & Services 0.8%

Baker Hughes	349	13
Halliburton	700	32
Helmerich & Payne	83	4
National Oilwell Varco	301	11
Schlumberger	1,113	78
TechnipFMC (1)	360	10
		148

Oil, Gas & Consumable Fuels 5.2%

Anadarko Petroleum	447	22
Andeavor	113	12
Apache	302	14
Cabot Oil & Gas	367	10
Chesapeake Energy (1)(2)	721	3
Chevron	1,520	179
Cimarex Energy	78	9
Concho Resources (1)	117	15
ConocoPhillips	974	49
Devon Energy	420	15
EOG Resources	463	45
EQT (2)	140	9
Exxon Mobil	3,406	279
Hess	220	10
Kinder Morgan	1,545	30
Marathon Oil	687	9
Marathon Petroleum	408	23
Newfield Exploration (1)	154	5
Noble Energy	390	11

Occidental Petroleum	610	39
ONEOK	301	17
Phillips 66	347	32
Pioneer Natural Resources	137	20
Range Resources (2)	180	3
Valero Energy	358	27
Williams Companies	661	20
		907
Total Energy		1,055
FINANCIALS 14.4%		
Banks 6.4%		
Bank of America	7,890	200
BB&T	650	30
Citigroup	2,193	160
Citizens Financial	400	15
Comerica	142	11
Fifth Third Bancorp	591	17
Huntington Bancshares	878	12
JPMorgan Chase	2,828	270
KeyCorp	875	16
M&T Bank	120	19
Peoples United Financial	270	5
PNC Financial Services Group	383	52
Regions Financial	960	15
SunTrust	383	23
U.S. Bancorp	1,273	68
Wells Fargo	3,591	198
Zions Bancorporation	167	8
		1,119
Capital Markets 3.0%		
Affiliated Managers Group	42	8
Ameriprise Financial	118	18

Bank of New York Mellon	834	44
BlackRock	104	46
Cboe Global Markets	103	11
Charles Schwab	955	42
CME Group	274	37
E*TRADE Financial (1)	224	10
Franklin Resources	264	12
Goldman Sachs	292	69
Intercontinental Exchange	474	33
Invesco	330	12
Moody's	133	19
Morgan Stanley	1,139	55
Nasdaq	98	8
Northern Trust	168	15
Raymond James Financial	99	8
S&P Global	207	32
State Street	305	29
T. Rowe Price Group (3)	192	17
		525
Consumer Finance 0.7%		
American Express	591	53
Capital One Financial	387	33
Discover Financial	294	19
Navient	240	3
Synchrony Financial	604	19
		127
Diversified Financial Services 1.6%		
Berkshire Hathaway, Class B (1)	1,547	284
Leucadia National	260	6
		290
Insurance 2.7%		
Aflac	315	26
Allstate	294	27

American International Group	728	45
Aon	205	30
Arthur J. Gallagher	146	9
Assurant	40	4
Brighthouse Financial (1)	78	5
Chubb	370	53
Cincinnati Financial	118	9
Everest Reinsurance Holdings	37	8
Hartford Financial Services	296	16
Lincoln National	175	13
Loews	225	11
Marsh & McLennan	413	35
MetLife	858	45
Principal Financial Group	218	14
Progressive	466	22
Prudential Financial	344	37
The Travelers Companies	225	27
Torchmark	90	7
Unum Group	178	9
Willis Towers Watson	104	16
XL Group	208	8
		476
Total Financials		2,537
HEALTH CARE 14.3%		
Biotechnology 3.1%		
AbbVie	1,280	114
Alexion Pharmaceuticals (1)	176	25
Amgen	584	109
Biogen (1)	165	51
Celgene (1)	627	91
Gilead Sciences	1,046	85
Incyte (1)	138	16
Regeneron Pharmaceuticals (1)	61	27

Vertex Pharmaceuticals (1)	203	31
		549
Health Care Equipment & Supplies 2.8%		
Abbott Laboratories	1,395	74
Align Technology (1)	57	11
Baxter International	403	25
Becton, Dickinson & Company	180	35
Boston Scientific (1)	1,103	32
C. R. Bard	57	18
Cooper Companies	44	10
Danaher	495	43
Dentsply Sirona	182	11
Edwards Lifesciences (1)	165	18
Hologic (1)	229	8
IDEXX Laboratories (1)	71	11
Intuitive Surgical (1)	30	31
Medtronic	1,091	85
ResMed	111	9
Stryker	257	37
Varian Medical Systems (1)	75	7
Zimmer Biomet Holdings	167	20
		485
Health Care Providers & Services 2.7%		
Aetna	266	42
AmerisourceBergen	130	11
Anthem	213	40
Cardinal Health	252	17
Centene (1)	139	13
Cigna	203	38
DaVita (1)	121	7
Envision Healthcare (1)	100	5
Express Scripts Holding (1)	463	29
HCA Healthcare (1)	237	19

Henry Schein (1)	127	10
Humana	113	28
Laboratory Corporation of America (1)	84	13
McKesson	174	27
Patterson Companies (2)	74	3
Quest Diagnostics	106	10
UnitedHealth Group	773	151
Universal Health Services, Class B	72	8
		471
Health Care Technology 0.1%		
Cerner (1)	251	18
		18
Life Sciences Tools & Services 0.8%		
Agilent Technologies	262	17
Illumina (1)	115	23
Mettler-Toledo International (1)	23	14
PerkinElmer	90	6
Quintiles IMS Holdings (1)	120	11
Thermo Fisher Scientific	320	61
Waters (1)	64	12
		144
Pharmaceuticals 4.8%		
Allergan	269	55
Bristol-Myers Squibb	1,315	84
Eli Lilly	781	67
Johnson & Johnson	2,155	280
Merck	2,199	141
Mylan (1)	427	13
Perrigo	102	9
Pfizer	4,803	171

Zoetis	393	25
		845
Total Health Care		2,512

INDUSTRIALS & BUSINESS SERVICES 10.2%

Aerospace & Defense 2.5%

Arconic	308	8
Boeing	443	113
General Dynamics	227	47
Harris	101	13
L3 Technologies	62	12
Lockheed Martin	201	62
Northrop Grumman	141	41
Raytheon	238	44
Rockwell Collins	130	17
Textron	214	11
Transdigm Group (2)	35	9
United Technologies	595	69
		446

Air Freight & Logistics 0.7%

C.H. Robinson Worldwide (2)	110	8
Expeditors International of Washington	147	9
FedEx	198	45
UPS, Class B	553	66
		128

Airlines 0.5%

Alaska Air Group	104	8
American Airlines	347	16
Delta Air Lines	539	26
Southwest Airlines	441	25
United Continental (1)	209	13
		88

Building Products 0.4%		
A.O. Smith	123	7
Allegion	79	7
Fortune Brands Home & Security	130	9
Johnson Controls International	749	30
Masco	254	10
		63
Commercial Services & Supplies 0.3%		
Cintas	69	10
Republic Services	181	12
Stericycle (1)	70	5
Waste Management	324	26
		53
Construction & Engineering 0.1%		
Fluor	120	5
Jacobs Engineering Group	91	5
Quanta Services (1)	130	5
		15
Electrical Equipment 0.6%		
Acuity Brands	29	5
AMETEK	183	12
Eaton	361	28
Emerson Electric	520	33
Rockwell Automation	99	17
		95
Industrial Conglomerates 2.1%		
3M	481	101
GE	6,965	168
Honeywell International	610	87
Roper Technologies	84	20
		376

Machinery 1.6%		
Caterpillar	476	59
Cummins	126	21
Deere	255	32
Dover	124	11
Flowserve	98	4
Fortive	250	18
Illinois Tool Works	246	37
Ingersoll-Rand	204	18
PACCAR	285	21
Parker-Hannifin	103	18
Pentair	133	9
Snap-On	43	7
Stanley Black & Decker	121	18
Xylem	146	9
		282
Professional Services 0.3%		
Equifax	101	11
IHS Markit (1)	290	13
Nielsen Holdings	270	11
Robert Half International	100	5
Verisk Analytics (1)	124	10
		50
Road & Rail 0.9%		
CSX	730	40
J.B. Hunt Transport Services	69	8
Kansas City Southern	87	9
Norfolk Southern	236	31
Union Pacific	640	74
		162
Trading Companies & Distributors 0.2%		
Fastenal	236	11

United Rentals (1)	68	9
W. W. Grainger (2)	38	7
		27
Total Industrials & Business Services		1,785
INFORMATION TECHNOLOGY 22.8%		
Communications Equipment 0.9%		
Cisco Systems	4,027	135
F5 Networks (1)	46	6
Juniper Networks	311	9
Motorola Solutions	130	11
		161
Electronic Equipment, Instruments & Components 0.4%		
Amphenol, Class A	242	20
Corning	730	22
FLIR Systems	110	4
TE Connectivity	286	24
		70
Internet Software & Services 4.8%		
Akamai Technologies (1)	138	7
Alphabet, Class A (1)	240	234
Alphabet, Class C (1)	243	233
eBay (1)	798	31
Facebook, Class A (1)	1,909	326
VeriSign (1)(2)	69	7
		838
IT Services 3.9%		
Accenture, Class A	501	68
Alliance Data Systems	35	8
Automatic Data Processing	360	39
Cognizant Technology Solutions, Class A	475	34
CSRA	132	4

DXC Technology	233	20
Fidelity National Information	267	25
Fiserv (1)	164	21
Gartner (1)	74	9
Global Payments	121	12
IBM	694	101
MasterCard, Class A	751	106
Paychex	255	15
PayPal Holdings (1)	904	58
Total System Services	135	9
Visa, Class A	1,472	155
Western Union	367	7
		691
Semiconductors & Semiconductor Equipment 3.7%		
Advanced Micro Devices (1)(2)	650	8
Analog Devices	300	26
Applied Materials	862	45
Broadcom	326	79
Intel	3,783	144
KLA-Tencor	125	13
Lam Research	130	24
Microchip Technology	185	17
Micron Technology (1)	898	35
NVIDIA	484	87
Qorvo (1)	98	7
Qualcomm	1,192	62
Skyworks Solutions	150	15
Texas Instruments	794	71
Xilinx	200	14
		647
Software 5.0%		
Activision Blizzard	608	39
Adobe Systems (1)	396	59

Ansys (1)	68	8
Autodesk (1)	172	19
CA	252	8
Cadence Design Systems (1)	229	9
Citrix Systems (1)	113	9
Electronic Arts (1)	245	29
Intuit	195	28
Microsoft	6,196	462
Oracle	2,429	117
Red Hat (1)	144	16
Salesforce.com (1)	547	51
Symantec	493	16
Synopsys (1)	119	10
		880
Technology Hardware, Storage & Peripherals 4.1%		
Apple	4,158	641
Hewlett Packard Enterprise	1,317	19
HP	1,342	27
NetApp	219	10
Seagate Technology	236	8
Western Digital	232	20
Xerox	167	5
		730
Total Information Technology		4,017
MATERIALS 2.9%		
Chemicals 2.1%		
Air Products & Chemicals	171	26
Albemarle	92	12
CF Industries	185	6
DowDuPont	1,875	130
Eastman Chemical	114	10
Ecolab	211	27

FMC	111	10
International Flavors & Fragrances	63	9
Lyondellbasell Industries, Class A	260	26
Monsanto	356	43
Mosaic	280	6
PPG Industries	207	22
Praxair	234	33
Sherwin-Williams	66	24
		384
Construction Materials 0.1%		
Martin Marietta Materials	48	10
Vulcan Materials	102	12
		22
Containers & Packaging 0.4%		
Avery Dennison	72	7
Ball	285	12
International Paper	331	19
Packaging Corporation of America	77	9
Sealed Air	156	7
Westrock	205	11
		65
Metals & Mining 0.3%		
Freeport-McMoRan (1)	1,077	15
Newmont Mining	431	16
Nucor	255	15
		46
Total Materials		517
REAL ESTATE 3.0%		
Equity Real Estate Investment Trusts 2.9%		
AIMCO, REIT, Series A	125	6
Alexandria Real Estate, REIT	76	9

American Tower, REIT	346	47
AvalonBay Communities, REIT	108	19
Boston Properties, REIT	123	15
Crown Castle International, REIT	325	33
Digital Realty Trust, REIT	169	20
Duke Realty, REIT	289	8
Equinix, REIT	62	28
Equity Residential, REIT	299	20
Essex Property Trust, REIT	51	13
Extra Space Storage, REIT	106	8
Federal Realty Investment Trust, REIT	57	7
GGP, REIT	500	10
HCP, REIT	380	11
Host Hotels & Resorts, REIT	590	11
Iron Mountain, REIT	214	8
JBG SMITH Properties, REIT (1)	8	—
Kimco Realty, REIT	343	7
Macerich Company, REIT	81	4
Mid-America Apartment Communities, REIT	95	10
Prologis, REIT	431	27
Public Storage, REIT	118	25
Realty Income, REIT	223	13
Regency Centers, REIT	117	7
SBA Communications, REIT (1)	101	15
Simon Property Group, REIT	247	40
SL Green Realty, REIT	81	8
UDR, REIT	217	8
Ventas, REIT	289	19
Vornado Realty Trust, REIT	139	11
Welltower, REIT	301	21
Weyerhaeuser, REIT	603	21
		509

Real Estate Management & Development 0.1%		
CBRE Group (1)	238	9
		9
Total Real Estate		518
TELECOMMUNICATION SERVICES 2.1%		
Diversified Telecommunication Services 2.1%		
AT&T	4,936	193
CenturyLink (2)	443	8
Level 3 Communications (1)	241	13
Verizon Communications	3,283	163
Total Telecommunication Services		377
UTILITIES 3.1%		
Electric Utilities 1.9%		
Alliant Energy	183	8
American Electric Power	394	28
Duke Energy	566	48
Edison International	261	20
Entergy	146	11
Eversource Energy	253	15
Exelon	772	29
FirstEnergy	363	11
NextEra Energy	372	55
PG&E	414	28
Pinnacle West Capital	93	8
PPL	551	21
Southern Company	803	39
XCEL Energy	410	19
		340
Independent Power & Renewable Electricity Producers 0.1%		
AES	527	6

NRG Energy	247	6
		12
Multi-Utilities 1.0%		
Ameren	194	11
CenterPoint Energy	348	10
CMS Energy	230	11
Consolidated Edison	246	20
Dominion Energy	513	39
DTE Energy	166	18
NiSource	261	7
Public Service Enterprise	410	19
SCANA	120	6
Sempra Energy	202	23
WEC Energy	251	16
		180
Water Utilities 0.1%		
American Water Works	165	13
		13
Total Utilities		545
Total Common Stocks (Cost $7,310)		17,362
EQUITY MUTUAL FUNDS 0.6%		
iShares Core S&P 500 ETF (2)	412	104
Total Equity Mutual Funds (Cost $102)		104
SHORT-TERM INVESTMENTS 0.9%		
Money Market Funds 0.8%		
T. Rowe Price Government Reserve Fund, 1.07% (3)(4)	127,939	128
		128

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of September 30, 2017, securities valued at $20,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

While typically not sold similar to equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, the value of loaned securities was $145,000; the value of cash collateral and related investments was $148,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

T. Rowe Price Blue Chip Growth Portfolio

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.6%		
CONSUMER DISCRETIONARY 20.1%		
Auto Components 0.3%		
Delphi Automotive	36,400	3,582
		3,582
Automobiles 1.0%		
Ferrari	30,830	3,406
Tesla (1)	23,800	8,118
		11,524
Hotels, Restaurants & Leisure 3.3%		
Hilton Worldwide Holdings	55,793	3,875
Marriott, Class A	94,371	10,405
McDonald's	32,500	5,092
MGM Resorts International	55,500	1,809
Norwegian Cruise Line Holdings (1)	1,100	60
Royal Caribbean Cruises	47,300	5,607
Starbucks	28,600	1,536
Yum! Brands	126,100	9,282
		37,666
Internet & Direct Marketing Retail 13.4%		
Amazon.com (1)	91,700	88,156
Ctrip.com International, ADR (1)	109,520	5,776
Netflix (1)	63,500	11,515
Priceline (1)	25,300	46,320
		151,767
Media 0.0%		
Charter Communications, Class A (1)	426	155
		155
Multiline Retail 0.3%		
Dollar General	43,400	3,517
		3,517

Specialty Retail 1.8%		
Home Depot	72,100	11,792
Lowe's	2,900	232
O'Reilly Automotive (1)	5,052	1,088
Ross Stores	106,500	6,877
		19,989
Textiles, Apparel & Luxury Goods 0.0%		
Coach	6,300	254
		254
Total Consumer Discretionary		228,454
CONSUMER STAPLES 1.4%		
Beverages 0.2%		
Constellation Brands, Class A	10,400	2,074
Monster Beverage (1)	14,100	779
		2,853
Food & Staples Retailing 0.2%		
Costco Wholesale	800	131
Walgreens Boots Alliance	20,600	1,591
		1,722
Tobacco 1.0%		
Philip Morris International	97,590	10,834
		10,834
Total Consumer Staples		15,409
FINANCIALS 9.1%		
Banks 1.4%		
Citigroup	46,900	3,412
Citizens Financial	9,100	345
First Republic Bank	46,459	4,853

JPMorgan Chase	77,700	7,421
		16,031
Capital Markets 6.7%		
Ameriprise Financial	1,496	222
Bank of New York Mellon	22,300	1,182
Charles Schwab	119,500	5,227
CME Group	700	95
Intercontinental Exchange	194,800	13,383
Morgan Stanley	532,300	25,641
S&P Global	18,700	2,923
State Street	120,900	11,551
TD Ameritrade Holding	329,600	16,084
		76,308
Consumer Finance 0.0%		
American Express	2,500	226
		226
Insurance 1.0%		
Chubb	1,500	214
Marsh & McLennan	31,700	2,657
Progressive	31,900	1,544
Willis Towers Watson	39,900	6,154
		10,569
Total Financials		103,134
HEALTH CARE 17.2%		
Biotechnology 5.0%		
Alexion Pharmaceuticals (1)	117,933	16,545
Biogen (1)	34,700	10,865
Celgene (1)	82,200	11,987
Regeneron Pharmaceuticals (1)	700	313
Shire, ADR	838	128

Vertex Pharmaceuticals (1)	111,300	16,922
		56,760
Health Care Equipment & Supplies 5.5%		
Becton, Dickinson & Company	74,710	14,639
Danaher	167,000	14,325
Intuitive Surgical (1)	16,300	17,048
Stryker	113,700	16,148
		62,160
Health Care Providers & Services 5.3%		
Aetna	64,483	10,253
Cigna	62,700	11,721
Humana	35,300	8,600
UnitedHealth Group	153,300	30,024
		60,598
Life Sciences Tools & Services 1.2%		
Agilent Technologies	11,500	738
Illumina (1)	2,385	475
Thermo Fisher Scientific	63,762	12,064
		13,277
Pharmaceuticals 0.2%		
Allergan	2,346	481
Merck	10,600	679
Zoetis	26,100	1,664
		2,824
Total Health Care		195,619
INDUSTRIALS & BUSINESS SERVICES 8.2%		
Aerospace & Defense 3.1%		
Boeing	114,500	29,107
Harris	12,900	1,699
Northrop Grumman	8,800	2,532

Raytheon	2,000	373
Rockwell Collins	10,500	1,372
Textron	2,000	108
		35,191
Air Freight & Logistics 0.0%		
FedEx	1,800	406
		406
Airlines 2.3%		
Alaska Air Group	94,800	7,230
American Airlines	367,100	17,434
Delta Air Lines	10,700	516
United Continental (1)	19,600	1,193
		26,373
Commercial Services & Supplies 0.1%		
Cintas	10,800	1,558
		1,558
Industrial Conglomerates 1.2%		
Honeywell International	51,200	7,257
Roper Technologies	25,100	6,110
		13,367
Machinery 1.0%		
Fortive	108,700	7,695
Stanley Black & Decker	21,700	3,276
		10,971
Professional Services 0.3%		
Equifax	17,513	1,856
IHS Markit (1)	35,407	1,561
		3,417
Road & Rail 0.2%		
Canadian Pacific Railway	11,000	1,848

CSX	7,100	385
Union Pacific	2,600	302
		2,535
Total Industrials & Business Services		93,818

INFORMATION TECHNOLOGY 41.1%

Internet Software & Services 17.5%

Alibaba Group Holding, ADR (1)	253,659	43,809
Alphabet, Class A (1)	22,400	21,811
Alphabet, Class C (1)	49,428	47,407
Facebook, A Shares (1)	365,915	62,524
Tencent Holdings (HKD)	551,100	24,095
		199,646

IT Services 9.5%

Fidelity National Information	70,500	6,584
Fiserv (1)	82,600	10,652
FleetCor Technologies (1)	11,200	1,734
Global Payments	59,400	5,645
MasterCard, Class A	214,500	30,287
PayPal Holdings (1)	226,100	14,477
Vantiv, Class A (1)	17,200	1,212
Visa, Class A	352,100	37,055
		107,646

Semiconductors & Semiconductor Equipment 2.0%

Analog Devices	23,000	1,982
ASML Holding	1,400	240
Broadcom	41,900	10,162
KLA-Tencor	9,800	1,039
Lam Research	7,800	1,443
Microchip Technology	53,700	4,821
Xilinx	49,000	3,471
		23,158

Software 10.3%		
Activision Blizzard	29,400	1,896
Electronic Arts (1)	82,700	9,763
Intuit	69,100	9,822
Microsoft	602,300	44,865
Red Hat (1)	77,081	8,545
Salesforce.com (1)	203,100	18,974
ServiceNow (1)	137,800	16,196
Symantec	59,300	1,946
Workday (1)	50,600	5,333
		117,340
Technology Hardware, Storage & Peripherals 1.8%		
Apple	129,600	19,974
		19,974
Total Information Technology		467,764
MATERIALS 0.5%		
Chemicals 0.3%		
DowDuPont	1,153	80
Sherwin-Williams	9,200	3,294
		3,374
Containers & Packaging 0.2%		
Ball	68,482	2,828
		2,828
Total Materials		6,202
REAL ESTATE 1.9%		
Equity Real Estate Investment Trusts 1.9%		
American Tower, REIT	129,400	17,686
Equinix, REIT	7,506	3,350

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, there were no securities on loan.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017